SEMI-ANNUAL REPORT

                                                                        10.31.02

PIMCO MUNICIPAL INCOME FUND
PIMCO CALIFORNIA MUNICIPAL INCOME FUND
PIMCO NEW YORK MUNICIPAL INCOME FUND

[PMF LOGO]

[PCQ LOGO]

[PNF LOGO]


CONTENTS

Chairman's Letter .............................................................1

Management Review and Outlook ...............................................2-3

Performance and Statistics ..................................................4-9

Schedules of Investments ..................................................10-22

Statements of Assets and Liabilities .........................................24

Statements of Operations .....................................................25

Statements of Changes in Net Assets .......................................26-27

Notes to Financial Statements .............................................28-31

Financial Highlights ......................................................32-33

Annual Shareholder Meeting ...................................................34


                                                                       PIMCO
                                                                    ------------
                                                                      ADVISORS

PIMCO MUNICIPAL INCOME FUNDS LETTER TO SHAREHOLDERS


                                                               December 12, 2002


Dear Shareholder:

The past six months have brought an onslaught of disheartening financial news. Despite the market's recent upswing, disappointing corporate earnings and talk of a double-dip recession have left many stock investors wondering where the markets are headed next.

In the world of bonds, however, poor economic news can actually be good news, as investors flee stocks and riskier securities and flock to the relative stability of U.S. Treasuries and other high-quality fixed income securities. This seemingly paradoxical relationship between bonds and the economy helps explain why most bond sectors have continued their strong run over the past six months.

Municipal bonds fared particularly well in this environment, outperforming many taxable bond investments. Accordingly, we are pleased to report that the PIMCO Municipal Income Funds delivered strong absolute performance. The Funds' portfolio manager achieved these results by adhering to PIMCO's time-tested total return philosophy.

We certainly cannot predict what the next few months or years hold. But, as always, we stand behind a few tried-and-true investment strategies, such as maintaining a well-diversified portfolio and investing for the long-term.

If you have questions concerning this report or your investment, please contact your financial advisor. You can also call PIMCO Advisors at 1-800-331-1710 or visit our Web site at www.pimcoadvisors.com.

Thank you for choosing PIMCO Funds. We highly value your business.

Sincerely,


/s/ Stephen Treadway                          /s/ Brian S. Shlissel
Stephen Treadway                              Brian S. Shlissel
Chairman                                      President, Chief Executive Officer

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. There is no guarantee that these or any other investment techniques will be effective under all market conditions. The credit quality of the investment in the portfolio does not apply to the stability or safety of the Fund. Diversification does not ensure against loss.

                    10.31.02 | PIMCO Municipal Income Funds Semi-Annual Report 1

PIMCO MUNICIPAL INCOME FUNDS MANAGEMENT REVIEW & OUTLOOK



                                                     [PHOTOGRAPH OF MARK McCRAY]
                                                     MARK McCRAY
                                                     Fund Manager



The PIMCO Municipal Income Funds performed strongly during the six-month period ended October 31, 2002, with the National, California and New York funds each generating solid returns (based on common share NAV; see individual Fund pages for complete performance information). Mark McCray, the Funds' portfolio manager, provides insight into the municipal bond market and offers his outlook and strategy going forward.

Q. HOW WOULD YOU CHARACTERIZE THE PAST SIX MONTHS IN THE MUNICIPAL BOND MARKET?

A. Flight to quality was the driving force in the municipal bond market during the past six months, as investor concerns mounted over sluggish economic growth, corporate accounting scandals and a potential war with Iraq. Treasury and municipal yields fell sharply for most of the period, however, a stock market rally during the last month of the period caused bonds to sell off. Municipals performed well during the period, delivering solid tax-adjusted returns relative to the overall bond market. Looking at the state markets, California underperformed the national municipal bond market amid heavy new issuance. The New York municipal market outperformed, with short- and intermediate-term bond yields falling further than long-term alternatives.

Q. WHAT WERE THE TOP PERFORMING MUNICIPAL SECTORS?

A. Overall, high quality general obligation bonds performed the best, as yields fell substantially. Within the revenue sector, high-quality utility revenue bonds performed well. Insured bonds were strong performers across the municipal market, as investors looked to avoid risk. In California, a high quality focus proved beneficial, as investors preferred the stability offered by higher-rated bonds. New York industrial revenue bonds performed well, due to reduced credit premiums from advanced refundings and improving credit profiles.




PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. This update contains the current opinions of the Funds' manager and does not represent a recommendation of any particular security, strategy or investment product. Such opinion is subject to change without notice.


2 PIMCO Municipal Income Funds Semi-Annual Report | 10.31.02

PIMCO MUNICIPAL INCOME FUNDS MANAGEMENT REVIEW & OUTLOOK



Q. WHAT IS YOUR OUTLOOK FOR THE ECONOMY AND THE MUNICIPAL BOND MARKET?

A. Looking ahead, we expect the modest U.S. recovery to continue, driven primarily by the consumer and housing sectors. While the business sector has begun the healing process, it is likely to remain weak in the months ahead. Given the headwinds faced by the economy, we expect Federal Reserve policy to remain accommodative. Within our investment universe, sluggish growth could challenge municipal credits as tax revenues lag the economy: continued heavy issuance could also weigh on the sector. However, the market should continue to find support as investors are drawn to the attractive after-tax yields and relative stability offered by high quality municipal issues. Increasing supply remains our greatest concern within the state markets. California issuance is expected to remain heavy as the state must finance power costs and balance its budget. New York issuance is also anticipated to increase due to the passing of the state's budget and the financing needs of state and local governments.

Q. IN THIS ENVIRONMENT, HOW DO YOU INTEND TO POSITION THE FUND?

A. We expect to maintain high overall quality given the weak fiscal situation facing most municipal issuers. General obligation exposure among state and local municipalities must be carefully managed given the expected increase in supply. Finally, we intend to emphasize high-quality revenue bonds, which continue to offer attractive risk-adjusted yields.


--------------------------------------------------------------------------------
Mr. McCray is responsible for municipal bond portfolios at PIMCO. Previously Co-Head of Municipal Bond Trading at Goldman Sachs & Co., he has over 12 years of investment experience.
--------------------------------------------------------------------------------


                    10.31.02 | PIMCO Municipal Income Funds Semi-Annual Report 3

PIMCO MUNICIPAL INCOME FUND PERFORMANCE SUMMARY AND STATISTICS

SYMBOL: PMF

OBJECTIVE:
PIMCO Municipal Income Fund seeks to provide income exempt from federal income tax.

MAIN INVESTMENTS:
Municipal fixed-income securities, the interest from which is exempt from federal income taxes.

FUND INCEPTION DATE:
June 29, 2001

NET ASSETS:
$542.7 million (as of 10/31/02)

PORTFOLIO MANAGER:
Mark McCray

TOTAL RETURN (1)
For periods ended 10/31/02

                                                                   Inception
                             6-months             1 year           (6/29/01)
--------------------------------------------------------------------------------
On NAV                         4.00%               3.13%              6.31%
--------------------------------------------------------------------------------
On Common Share Price          2.85%               6.12%              4.43%
--------------------------------------------------------------------------------

COMMON SHARE PRICE PERFORMANCE (WEEKLY)
For periods ended 10/31/02

                           Municipal          Municipal
                          Income Fund       Income Fund
                        at Market Price        at NAV
           6/29/01            14.31            15.10
                              14.32            15.00
                              14.42            15.04
                              14.57            15.01
                              14.59            15.05
                              14.69            15.15
                              14.82            15.16
                              14.97            15.58
                              14.84            15.34
                              14.99            15.08
                              14.90            15.05
                              14.94            15.06
                              14.48            14.40
                              14.57            14.98
                              14.87            15.05
                              14.65            14.96
                              14.69            14.88
                              14.64            14.84
                              14.92            14.95
                              15.08            14.93
                              14.54            14.93
                              14.37            14.90
                              14.45            15.00
                              13.98            14.75
                              13.92            14.99
                              13.96            14.20
                              13.97            13.87
                              14.05            14.60
                              14.38            14.48
                              14.44            14.72
                              14.23            14.67
                              14.32            14.86
                              14.41            14.95
                              14.35            14.96
                              14.53            14.83
                              14.48            14.92
                              14.09            14.70
                              13.97            14.76
                              13.89            14.44
                              13.91            14.30
                              14.10            14.47
                              14.20            14.45
                              14.06            14.28
                              14.22            14.60
                              14.29            14.60
                              14.13            14.63
                              13.97            14.64
                              14.17            14.65
                              14.29            14.79
                              14.36            14.88
                              14.44            14.85
                              14.45            14.80
                              14.42            14.75
                              14.49            14.95
                              14.48            14.98
                              14.57            15.10
                              14.66            14.94
                              14.54            15.02
                              14.54            15.06
                              14.50            15.05
                              14.43            14.92
                              14.51            14.96
                              14.74            15.04
                              14.68            15.00
                              14.83            15.00
                              14.83            15.11
                              14.91            15.11
                              14.75            14.99
                              14.18            14.69
                              14.10            14.14
          10/31/02            14.30            14.62

MONTHLY DIVIDENDS PER COMMON SHARE
SIX MONTHS ENDED 10/31/02

May            $0.08125
June           $0.08125
July           $0.08125
Aug.           $0.08125
Sept.          $0.08125
Oct.           $0.08125


4 PIMCO Municipal Income Funds Semi-Annual Report | 10.31.02

PIMCO MUNICIPAL INCOME FUND PERFORMANCE SUMMARY AND STATISTICS

CREDIT QUALITY
--------------------------------------------------------------------
AAA                                                            40%
--------------------------------------------------------------------
AA                                                             12%
--------------------------------------------------------------------
A                                                              34%
--------------------------------------------------------------------
BBB                                                             7%
--------------------------------------------------------------------
BB                                                              5%
--------------------------------------------------------------------
B                                                               2%
--------------------------------------------------------------------
Weighted Average Quality                                       AA-
--------------------------------------------------------------------


TOP FIVE STATES
--------------------------------------------------------------------
Illinois                                                     15.9%
--------------------------------------------------------------------
Texas                                                        12.6%
--------------------------------------------------------------------
Louisiana                                                     8.2%
--------------------------------------------------------------------
Pennsylvania                                                  6.1%
--------------------------------------------------------------------
Michigan                                                      5.1%
--------------------------------------------------------------------


PORTFOLIO STATISTICS
--------------------------------------------------------------------
Market Price                                               $14.62
--------------------------------------------------------------------
Net Asset Value                                            $14.30
--------------------------------------------------------------------
Market Yield                                                 6.67%
--------------------------------------------------------------------
Taxable Equivalent Yield (Federal Income Tax Rate)*         10.86%
--------------------------------------------------------------------
Fund Net Assets (millions)                                 $542.7
--------------------------------------------------------------------
Average Effective Maturity (years)                          13.41
--------------------------------------------------------------------
Average Duration (years)                                    10.76
--------------------------------------------------------------------


PORTFOLIO COMPOSITION
--------------------------------------------------------------------
Healthcare Rev.                                                28%
--------------------------------------------------------------------
Other Rev.                                                     20%
--------------------------------------------------------------------
Local General Obligations                                      12%
--------------------------------------------------------------------
Higher Education Rev.                                           7%
--------------------------------------------------------------------
Transportation Rev.                                               7%
--------------------------------------------------------------------


PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. 1. Total return is determined by subtracting the initial investment from the redeemable value and dividing the remainder by the initial investment and expressing the result as a percentage. The calculation assumes that all income dividends and capital gains distributions by the Fund have been reinvested at prices obtained under the Fund's dividend reinvestment plan. Total investment return does not reflect broker commissions or sales charges. Total return for a period of less than one year is not annualized. *Taxable equivalent rate represents the yield on a taxable investment necessary to equal the after-tax yield of the Fund. The rate shown highlights the value of owning shares that are exempt from taxes, and is based on a federal tax rate of 38.6%. An investment in the Fund involves risk, including the loss of principal. Investment return, price, yields and net asset value will fluctuate with changes in market conditions. This data is provided for information only and is not intended for trading purposes. A portion of the income generated by the Fund may be subject to federal, state and local taxes, and may at times be subject to the alternative minimum tax (AMT). Closed-end funds, unlike open-end funds, are not continuously offered. There is a one-time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Net asset value (NAV) per common share is total assets less total liabilities divided by the number of common shares outstanding. Duration is a measure of the Fund's price sensitivity expressed in years. The credit quality of the investment in the portfolio does not apply to the stability or safety of the Fund. Certain securities are not rated by a nationally recognized rating agency. In these circumstances, the Fund's Sub-Adviser assigns a rating to these securities based on their analysis of the issuers credit quality. Holdings are subject to change.

                    10.31.02 | PIMCO Municipal Income Funds Semi-Annual Report 5

PIMCO CALIFORNIA MUNICIPAL INCOME FUND PERFORMANCE SUMMARY AND STATISTICS

SYMBOL:
PCQ

OBJECTIVE:
PIMCO California Municipal Income Fund seeks to provide current income exempt from federal and California State income tax.

MAIN INVESTMENTS:
Municipal fixed-income securities, the interest from which is exempt from federal and California State income taxes.

FUND INCEPTION DATE:
June 29, 2001

NET ASSETS:
$400.9 million (as of 10/31/02)

PORTFOLIO MANAGER:
Mark McCray


TOTAL RETURN (1)
For periods ended 10/31/02

                                                                    Inception
                             6-months             1 year            (6/29/01)
--------------------------------------------------------------------------------
On NAV                         4.53%               1.84%              5.23%
--------------------------------------------------------------------------------
On Common Share Price          3.40%               2.80%              4.68%
--------------------------------------------------------------------------------

COMMON SHARE PRICE PERFORMANCE (WEEKLY)
For periods ended 10/31/02

                           California         California
                           Municipal          Municipal
                          Income Fund       Income Fund
                        at Market Price        at NAV
           6/29/01            14.30            15.10
                              14.29            15.03
                              14.36            15.01
                              14.46            15.03
                              14.46            15.09
                              14.51            15.34
                              14.65            15.25
                              14.84            15.88
                              14.78            15.50
                              14.90            15.33
                              14.87            15.31
                              14.94            15.31
                              14.52            14.95
                              14.67            15.00
                              14.90            15.11
                              14.76            15.10
                              14.77            15.31
                              14.76            15.23
                              14.92            15.35
                              15.09            15.60
                              14.70            15.09
                              14.53            15.00
                              14.49            15.39
                              14.07            15.10
                              13.99            15.09
                              13.96            14.60
                              14.01            14.70
                              14.06            14.86
                              14.35            15.02
                              14.36            15.06
                              14.22            15.05
                              14.28            15.02
                              14.35            15.18
                              14.31            15.28
                              14.40            15.06
                              14.36            15.20
                              14.00            15.20
                              13.83            14.90
                              13.65            14.70
                              13.63            14.50
                              13.85            14.44
                              13.98            14.36
                              13.86            14.68
                              14.03            14.95
                              14.09            14.90
                              13.96            14.97
                              13.81            14.70
                              13.96            14.57
                              14.07            14.90
                              14.15            14.76
                              14.20            14.75
                              14.21            14.82
                              14.24            14.85
                              14.34            14.96
                              14.38            14.85
                              14.41            14.78
                              14.49            14.89
                              14.32            15.00
                              14.32            15.02
                              14.28            15.13
                              14.23            15.05
                              14.34            15.20
                              14.57            15.14
                              14.64            15.35
                              14.78            15.10
                              14.84            15.05
                              14.83            15.06
                              14.64            14.95
                              13.97            14.84
                              13.90            14.70
          10/31/02            14.17            14.73

MONTHLY DIVIDENDS PER COMMON SHARE
SIX MONTHS ENDED 10/31/02

May            $0.077
June           $0.077
July           $0.077
Aug.           $0.077
Sept.          $0.077
Oct.           $0.077

6 PIMCO Municipal Income Funds Semi-Annual Report | 10.31.02

PIMCO CALIFORNIA MUNICIPAL INCOME FUND PERFORMANCE SUMMARY AND STATISTICS

CREDIT QUALITY
--------------------------------------------------------------------
AAA                                                            46%
--------------------------------------------------------------------
AA                                                              6%
--------------------------------------------------------------------
A                                                              15%
--------------------------------------------------------------------
BBB                                                            16%
--------------------------------------------------------------------
BB                                                             17%
--------------------------------------------------------------------
Weighted Average Quality                                       A+
--------------------------------------------------------------------

PORTFOLIO COMPOSITION
--------------------------------------------------------------------
Healthcare Rev.                                                21%
--------------------------------------------------------------------
Other Rev.                                                     21%
--------------------------------------------------------------------
Local General Obligations                                      17%
--------------------------------------------------------------------
State General Obligations                                      11%
--------------------------------------------------------------------
Water & Sewer Rev.                                             10%
--------------------------------------------------------------------


PORTFOLIO STATISTICS
--------------------------------------------------------------------
Market Price                                               $14.73
--------------------------------------------------------------------
Net Asset Value                                            $14.17
--------------------------------------------------------------------
Market Yield                                                 6.27%
--------------------------------------------------------------------
Taxable Equivalent Yield*                                   11.26%
--------------------------------------------------------------------
Net Assets (millions)                                      $400.9
--------------------------------------------------------------------
Average Effective Maturity (years)                          13.52
--------------------------------------------------------------------
Average Duration (years)                                    10.76
--------------------------------------------------------------------


PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. 1. Total return is determined by subtracting the initial investment from the redeemable value and dividing the remainder by the initial investment and expressing the result as a percentage. The calculation assumes that all income dividends by the Fund have been reinvested at prices obtained under the Fund's dividend reinvestment plan. Total investment return does not reflect broker commissions or sales charges. Total return for a period of less than one year is not annualized. *Taxable equivalent rate represents the yield on a taxable investment necessary to equal the after-tax yield of the Fund. The rate shown highlights the value of owning shares that are exempt from taxes, and is based on a combined federal and state tax rate of 44.31%. An investment in the Fund involves risk, including the loss of principal. Investment return, price, yields and net asset value will fluctuate with changes in market conditions. This data is provided for information only and is not intended for trading purposes. A portion of the income generated by the Fund may be subject to federal, state and local taxes, and may at times be subject to the alternative minimum tax (AMT). It's important to note that a fund concentrating in a single state is subject to greater risk of adverse conditions and regulatory changes than a fund with broader geographical diversification. Closed-end funds, unlike open-end funds, are not continuously offered. There is a one-time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Net asset value (NAV) per common share is total assets less total liabilities divided by the number of common shares outstanding. Duration is a measure of the Fund's price sensitivity expressed in years. The credit quality of the investment in the portfolio does not apply to the stability or safety of the Fund. Certain securities are not rated by a nationally recognized rating agency. In these circumstances, the Fund's Sub-Adviser assigns a rating to these securities based on their analysis of the issuers credit quality. Holdings are subject to change.

                           10.31.02 | PIMCO Municipal Income Funds Semi-Annual 7

PIMCO NEW YORK MUNICIPAL INCOME FUND PERFORMANCE SUMMARY AND STATISTICS

SYMBOL:
PNF

OBJECTIVE:
PIMCO New York Municipal Income Fund seeks to provide current income exempt from federal, New York State and New York City income tax.

MAIN INVESTMENTS:
Municipal fixed-income securities, the interest from which is exempt from federal, New York State and New York City income taxes.

FUND INCEPTION DATE:
June 29, 2001

NET ASSETS:
$164.1 million (as of 10/31/02)

PORTFOLIO MANAGER:
Mark McCray

TOTAL RETURN (1)
For periods ended 10/31/02

                                                                    Inception
                             6-months             1 year            (6/29/01)
--------------------------------------------------------------------------------
On NAV                         3.25%               2.97%              4.14%
--------------------------------------------------------------------------------
On Common Share Price          3.97%               4.61%              2.69%
--------------------------------------------------------------------------------

COMMON SHARE PRICE PERFORMANCE (WEEKLY)
For periods ended 10/31/02

                           New York           New York
                           Municipal          Municipal
                          Income Fund       Income Fund
                        at Market Price        at NAV
           6/29/01            14.30            15.00
                              14.33            15.09
                              14.38            15.10
                              14.46            15.07
                              14.55            15.01
                              14.59            15.06
                              14.67            15.20
                              14.81            15.40
                              14.73            15.40
                              14.79            15.18
                              14.71            15.33
                              14.74            15.25
                              14.27            14.25
                              14.31            14.89
                              14.57            14.90
                              14.39            14.81
                              14.36            14.70
                              14.25            14.75
                              14.56            14.83
                              14.80            15.12
                              14.19            14.96
                              13.97            14.88
                              14.11            14.70
                              13.58            14.62
                              13.54            14.60
                              13.53            13.70
                              13.51            13.70
                              13.61            13.95
                              14.02            14.44
                              14.13            14.76
                              13.89            14.80
                              13.98            14.73
                              14.14            14.73
                              14.10            14.80
                              14.33            14.70
                              14.28            14.77
                              13.87            14.55
                              13.64            14.50
                              13.58            13.93
                              13.60            14.17
                              13.81            14.18
                              13.92            14.25
                              13.78            14.31
                              13.94            14.27
                              13.96            14.37
                              13.78            14.34
                              13.55            14.00
                              13.71            13.96
                              13.85            14.10
                              13.90            14.33
                              13.99            14.31
                              13.98            14.32
                              13.93            14.27
                              14.02            14.44
                              14.02            14.90
                              14.11            14.70
                              14.17            14.58
                              14.06            15.00
                              14.05            14.80
                              14.03            14.75
                              13.97            14.67
                              14.05            14.67
                              14.28            14.70
                              14.24            14.63
                              14.39            14.55
                              14.46            14.66
                              14.50            14.75
                              14.33            14.60
                              13.73            14.18
                              13.67            14.12
          10/31/02            13.92            14.30

MONTHLY DIVIDENDS PER COMMON SHARE
SIX MONTHS ENDED 10/31/02

May            $0.075
June           $0.075
July           $0.075
Aug.           $0.075
Sept.          $0.075
Oct.           $0.075

8 | PIMCO Municipal Income Funds Semi-Annual Report | 10.31.02

PIMCO NEW YORK MUNICIPAL INCOME FUND PERFORMANCE SUMMARY AND STATISTICS

CREDIT QUALITY
--------------------------------------------------------------------
AAA                                                            51%
--------------------------------------------------------------------
AA                                                             21%
--------------------------------------------------------------------
A                                                              20%
--------------------------------------------------------------------
BBB                                                             7%
--------------------------------------------------------------------
BB                                                              1%
--------------------------------------------------------------------
Weighted Average Quality                                       AA
--------------------------------------------------------------------

PORTFOLIO COMPOSITION
--------------------------------------------------------------------
Higher Education Rev.                                          33%
--------------------------------------------------------------------
Other Rev.                                                     21%
--------------------------------------------------------------------
Water & Sewer Rev.                                             15%
--------------------------------------------------------------------
Miscellaneous                                                   7%
--------------------------------------------------------------------
Transportation                                                  7%
--------------------------------------------------------------------


PORTFOLIO STATISTICS
--------------------------------------------------------------------
Market Price                                               $14.30
--------------------------------------------------------------------
Net Asset Value                                            $13.92
--------------------------------------------------------------------
Market Yield                                                 6.29%
--------------------------------------------------------------------
Taxable Equivalent Yield*                                   11.00%
--------------------------------------------------------------------
Fund Net Assets (millions)                                 $164.1
--------------------------------------------------------------------
Average Effective Maturity (years)                          13.81
--------------------------------------------------------------------
Average Duration (years)                                    10.48
--------------------------------------------------------------------


PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. 1. Total return is determined by subtracting the initial investments from the redeemable value and dividing the remainder by the initial investment and expressing the result as a percentage. The calculation assumes that all income dividends and capital gains distributions by the Fund have been reinvested at prices obtained under the Fund's dividend reinvestment plan. Total investment return does not reflect broker commissions or sales charges. Total return for a period of less than one year is not annualized. *Taxable equivalent rate represents the yield on a taxable investment necessary to equal the after-tax yield of the Fund. The rate shown highlights the value of owning shares that are exempt from taxes, and is based on a combined federal and state tax rate of 42.81%. An investment in the Fund involves risk, including the loss of principal. Investment return, price, yields and net asset value will fluctuate with changes in market conditions. This data is provided for information only and is not intended for trading purposes. A portion of the income generated by the Fund may be subject to federal, state and local taxes, and may at times be subject to the alternative minimum tax (AMT). It's important to note that a fund concentrating in a single state is subject to greater risk of adverse conditions and regulatory changes than a fund with broader geographical diversification. Closed-end funds, unlike open-end funds, are not continuously offered. There is a one-time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Net asset value (NAV) per common share is total assets less total liabilities divided by the number of common shares outstanding. Duration is a measure of the Fund's price sensitivity expressed in years. The credit quality of the investment in the portfolio does not apply to the stability or safety of the Fund. Certain securities are not rated by a nationally recognized rating agency. In these circumstances, the Fund's Sub-Adviser assigns a rating to these securities based on their analysis of the issuers credit quality. Holdings are subject to change.

                    10.31.02 | PIMCO Municipal Income Funds Semi-Annual Report 9

PIMCO MUNICIPAL INCOME FUND SCHEDULE OF INVESTMENTS
October 31, 2002 (unaudited)


Principal
   Amount                                                                       Credit Rating
    (000)                                                                       (Moody's/S&P)      Value*
------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS & NOTES-88.3%
------------------------------------------------------------------------------------------------------------
ALABAMA--2.0%
$  2,500   Birmingham Baptist Med. Ctr., Baptist Health Syst.,
             Ser. A, 5.875%, 11/15/24                                               A3/NR       $  2,546,400
   8,000   Huntsville Health Care Auth., Ser. A, 5.75%, 6/1/31                      A2/NR          8,069,920
                                                                                                ------------
                                                                                                  10,616,320
                                                                                                ============
ALASKA--1.0%
   6,000   Northern Tobacco Securitization Corp., 5.50%, 6/1/29                     Aa3/A          5,529,060
                                                                                                ------------
ARIZONA--0.3%
   2,000   Apache Cnty. Pollution Control Rev., Tucson Elec. Power Co.,
             5.875%, 3/1/33                                                         Ba3/B+         1,805,940
                                                                                                ------------
COLORADO--2.2%
   3,000   Denver Health & Hosp. Auth. Healthcare Rev.,
             Ser. A, 5.375%-6.00%, 12/1/23-12/1/28                                Baa2/BBB+        2,868,890
  12,400   Liberty Heights Health Auth. Retirement Facs. Rev.,
             zero coupon, 7/15/24                                                   NR/AAA         3,936,132
   4,965   Northwest Pkwy. Pub. Hwy. Auth., Ser. D, 7.125%, 6/15/41                Ba1/BB+         5,085,054
                                                                                                ------------
                                                                                                  11,890,076
                                                                                                ============
CONNECTICUT--0.2%
   1,000   State Dev. Auth. Pollution Control Rev., Conn. Light & Power,
             5.85%, 9/1/28                                                          A3/BBB         1,043,760
                                                                                                ------------
DISTRICT OF COLUMBIA--1.2%
   6,555   Tobacco Settlement Fin. Corp., 6.25%, 5/15/24                             A1/A          6,556,835
                                                                                                ------------
FLORIDA--1.7%
   9,000   Highlands Cnty. Health Fac. Auth. Rev., Adventist Health Syst.,
             Ser. A, 6.00%, 11/15/31                                                A3/A-          9,323,010
                                                                                                ------------
GEORGIA--2.1%
  10,000   Muni. Elec. Auth. Power Rev., Ser. Z, 5.50%, 1/1/20 (MBIA)              Aaa/AAA        11,021,500
                                                                                                ------------
ILLINOIS--13.2%
   5,215   Champaign Cnty. School Dist., GO, 5.375%, 1/1/15-1/1/16 (FGIC)          Aaa/AAA         5,680,030
  10,115   Chicago Education Board GO, Ser. A., zero coupon, 12/1/31               Aaa/AAA         2,030,687
   9,080   Chicago GO, Ser. A, 5.375%, 1/1/34 (FGIC)                               Aaa/AAA         9,304,004
   2,000   Chicago Water Rev., 5.25%, 11/1/27 (FGIC)                               Aaa/AAA         2,048,120
   6,260   Dev. Fin. Auth. Hosp. Rev., Adventist Health Syst.,
             5.50%-5.65%, 11/15/24-11/15/29                                         A3/A-          6,053,563
   5,000   Educational Fac. Auth. Rev., Chicago Univ., Ser. A, 5.25%, 7/1/41        Aa1/AA         5,052,450
   1,115   Educational Fac. Auth. Rev., Midwestern Univ.,
             Ser. B, 5.50%, 5/15/18                                                NR/BBB+         1,129,361
   3,000   Health Fac. Auth. Rev., Decatur Memorial Hosp., 5.75%, 10/1/24            A2/A          3,037,320
     500   Health Fac. Auth. Rev., Midwest Physician Group Ltd.,
             5.50%, 11/15/19                                                       NR/BBB-           419,920


10 PIMCO Municipal Income Funds Semi-Annual Report | 10.31.02

PIMCO MUNICIPAL INCOME FUND SCHEDULE OF INVESTMENTS
October 31, 2002 (unaudited)


Principal
   Amount                                                                    Credit Rating
    (000)                                                                    (Moody's/S&P)      Value*
---------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS & NOTES (CONTINUED)
---------------------------------------------------------------------------------------------------------
ILLINOIS   (CONCLUDED)
$  5,425   Health Fac. Auth. Rev., Silver Cross Hosp., 5.50%, 8/15/25             NR/A-       $ 5,293,824
  15,690   Lake Cnty. High School Dist., GO, Ser. B,
             zero coupon, 2/1/19-2/1/22 (FGIC)                                   Aaa/AAA        6,225,649
   1,215   Northern Univ. Rev., Auxilary Fac. Syst., 5.00%, 4/1/16 (FGIC)         Aaa/NR        1,271,801
   7,345   Regional Transportation Auth., Ser. B, 5.50%, 6/1/23 (FGIC)           Aaa/AAA        7,941,781
   2,500   State GO, 5.375%, 8/1/14 (MBIA)                                       Aaa/AAA        2,747,375
   3,000   State Sales Tax Rev., 5.125%, 6/15/20                                 Aa2/AAA        3,085,020
   5,000   Univ. Rev., Auxiliary Fac. Syst., Ser. B, 5.25%, 4/1/32 (FGIC)        Aaa/AAA        5,098,450
   4,000   Winnebago Boone ETC Cntys., Rock Valley Community College,
             5.30%, 10/1/18 (FGIC)                                                Aaa/NR        4,213,440
                                                                                              -----------
                                                                                               70,632,795
                                                                                              ===========
INDIANA--1.7%
   6,500   Carmel School Bldg. Corp., 5.00%, 7/15/22 (MBIA)                       NR/AAA        6,524,310
   2,725   Richland Beanblossom School Bldg. Corp., 5.00%, 1/15/22 (FGIC)        Aaa/AAA        2,734,347
                                                                                              -----------
                                                                                                9,258,657
                                                                                              ===========
KANSAS--3.8%
           Wichita Hosp. Rev.,
   5,000     5.625%, 11/15/31, Ser. III                                           NR/A+         5,113,350
  14,370     6.25%, 11/15/24, Ser. XI                                             NR/A+        15,374,894
                                                                                              -----------
                                                                                               20,488,244
                                                                                              ===========
LOUISIANA--8.2%
  10,000   Local Gov't Environmental Fac., Community Dev. Auth. Rev.,
             6.55%, 9/1/25                                                         NR/A        11,090,300
   7,345   State GO, Ser. A, 5.00%, 4/1/19 (FGIC)                                Aaa/AAA        7,555,655
  27,890   Tobacco Settlement Fin. Corp. Rev, 5.875%, 5/15/39                      A1/A        25,323,562
                                                                                              -----------
                                                                                               43,969,517
                                                                                              ===========
MARYLAND--0.7%
   3,500   Baltimore Water Proj. Rev., Ser. A., 5.125%, 7/1/42 (FGIC).           Aaa/AAA        3,532,935
                                                                                              -----------
MICHIGAN--4.8%
   2,000   Detroit GO, Ser. A-1, 5.375%, 4/1/15-4/1/17 (MBIA)                    Aaa/AAA        2,170,010
   5,650   Forest Hills Pub. School GO, 5.25%, 5/1/18                             Aa2/NR        5,953,575
   3,000   Mount Clemens Community School Dist., 5.00%, 5/1/31                    AaaAAA        2,968,500
      50   Royal Oak Hosp. Fin. Auth., William Beaumont Hosp.,
             Ser. M,  5.25%, 11/15/35 (MBIA)                                     Aaa/AAA           50,717
   4,000   State Health Fac. Auth. Rev., Detroit Med. Ctr., 6.25%, 8/15/13      Baa3/BBB-       3,916,800
   3,000   State Strategic Oblig. Rev., Detroit Edison Co., 5.45%, 9/1/29         A3/A-         3,003,900
   3,000   Taylor Tax lncrement Fin. Auth., 5.375%, 5/1/17 (FSA)                 Aaa/AAA        3,218,490
   6,270   Wayne Charter Cnty. Airport Fac. Rev., Northwest Airlines, Inc.,
             6.75%, 12/1/15                                                       NR/NR         4,529,824
                                                                                              -----------
                                                                                               25,811,816
                                                                                              ===========

                   10.31.02 | PIMCO Municipal Income Funds Semi-Annual Report 11

PIMCO MUNICIPAL INCOME FUND SCHEDULE OF INVESTMENTS
October 31, 2002 (unaudited)

Principal
   Amount                                                                    Credit Rating
    (000)                                                                    (Moody's/S&P)     Value*
--------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS & NOTES (CONTINUED)
--------------------------------------------------------------------------------------------------------
MINNESOTA--0.6%
$  3,000   Agricultural & Econ. Dev. Board Rev., Health Care Syst., Ser. A,
             6.375%, 11/15/29                                                     A2/A       $ 3,189,150
                                                                                             -----------
MISSOURI--0.5%
   2,500   Interstate 470 & 350 Trans. Dev., Motranson Rev.,
             6.35%, 5/1/22                                                        NR/NR        2,512,600
                                                                                             -----------
NEVADA--1.5%
   3,000   Clark Cnty. Airport Rev., Ser. B, 5.25%, 7/1/34 (FGIC)                Aaa/AAA       3,035,160
   4,250   Truckee Meadows Water Auth. Rev., Ser. A, 5.25%, 7/1/34 (FSA)         Aaa/AAA       4,299,810
     815   Washoe Cnty. Improvement Dist. No. 23, 6.50%, 11/1/17                  NR/NR          835,571
                                                                                             -----------
                                                                                               8,170,541
                                                                                             ===========
NEW HAMPSHIRE--0.6%
   3,000   State Bus. Fin. Auth. Pollution Control Rev., Conn. Light & Power
             Co., 5.85%, 12/1/22                                                 A3/BBB        3,053,970
                                                                                             -----------
NEW JERSEY--3.9%
   2,105   Camden Cnty. Improvement Auth. Rev., Cooper Health Syst.,
             5.60%-6.00%, 2/15/07-2/15/27                                         Ba3/NR       1,774,950
   3,000   Economic Dev. Auth. Rev., Arbor Glen, Ser. A, 5.875%, 5/15/16          NR/NR        2,650,410
  16,550   Economic Dev. Auth. Rev., Kapkowski Landfill Proj.,
             5.75%, 4/1/31                                                       Baa3/NR      16,343,621
                                                                                             -----------
                                                                                              20,768,981
                                                                                             ===========
NEW MEXICO--0.5%
   2,500   Farmington Pollution Control Rev., Public Service Co., 5.80%,
             4/1/22                                                             Baa3/BBB-      2,499,850
                                                                                             -----------
NEW YORK--0.6%
   2,875   Westchester Cnty. Health Care Corp. Rev.,
             Ser. A, 5.875%, 11/1/25                                              A3/A         3,033,182
                                                                                             -----------
NORTH CAROLINA--0.6%
   3,000   Fin. Agy. Rev., Duke Univ. Proj., Ser. A, 5.125%, 10/1/41             Aa1/AA+       3,024,390
                                                                                             -----------
OHIO--1.3%
   5,065   Lorain Cnty. Hosp. Rev., Catholic Healthcare Partners,
             5.625%-5.75%, 10/1/17-10/1/18                                        A1/AA-       5,348,919
   1,235   State Turnpike Rev., 5.50%, 2/15/15                                   Aa3/AA        1,358,883
                                                                                             -----------
                                                                                               6,707,802
                                                                                             ===========
PENNSYLVANIA--6.1%
   7,280   Allegheny Cnty. Hosp. Dev. Auth. Rev., Ser. B, 9.25%, 11/15/30         B1/B+        7,924,862
   1,000   Allegheny Cnty. Indl. Dev. Auth. Rev., USX Corp.,
             5.60%, 9/1/30                                                      Baa1/BBB+        971,110
   1,095   Allegheny Cnty. Port Auth. Rev., 5.25%, 3/1/20 (FGIC)                 Aaa/AAA       1,141,647
   2,575   Delaware Cnty. Auth. College Rev., Neumann College,
             5.80%, 10/1/17                                                      NR/BBB-       2,574,845

12 PIMCO Municipal Income Funds Semi-Annual Report | 10.31.02

PIMCO MUNICIPAL INCOME FUND SCHEDULE OF INVESTMENTS
October 31, 2002 (unaudited)

Principal
   Amount                                                                       Credit Rating
    (000)                                                                       (Moody's/S&P)     Value*
-----------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS & NOTES (CONTINUED)
-----------------------------------------------------------------------------------------------------------
PENNSYLVANIA (CONCLUDED)
$  1,000   Philadelphia Auth. Indl. Rev., Franklin Institute, 5.20%, 6/15/26       Baa2/NR      $   934,260
   4,610   Philadelphia Hosp. & Higher Education Fac. Hosp. Rev., Temple
             Univ. Hosp., Ser. A, 6.625%, 11/15/23                                 Baa2/BBB       4,669,562
   6,200   State Higher Educational Fac. Auth. Rev., UPMC Health Syst.,
             Ser. A, 6.00%, 1/15/31                                                 NR/A+         6,407,204
   8,225   State Turnpike, Oil Franchise Tax Rev., Ser. A, 4.75%, 12/1/27
             (AMBAC)                                                               Aaa/AAA        7,955,467
                                                                                                -----------
                                                                                                 32,578,957
                                                                                                ===========
RHODE ISLAND--3.2%
  18,000   Tobacco Settlement Fin. Corp. Rev, Ser. A, 6.25%, 6/1/42                  A1/A        17,190,000
                                                                                                -----------
SOUTH CAROLINA--4.5%
   5,500   Greenwood Cnty. Hosp. Rev., Self Memorial Hosp.,
             5.50%, 10/1/21-10/1/26                                                  A2/A+        5,528,455
   3,000   Jobs Economic Dev. Auth., Hosp. Facs. Rev., Georgetown
           Memorial Hosp., 5.375%, 2/1/30                                            NR/AA        3,019,470
  15,600   Tobacco Settlement Rev., Ser. B, 6.375%, 5/15/30                          A1/A        15,331,524
                                                                                                -----------
                                                                                                 23,879,449
                                                                                                ===========
TENNESSEE--3.3%
   4,000   Knox Health Educational & Housing Fac Rev., Baptist Health
             Syst., 6.375%, 4/15/22                                                 Baa2/NR       4,077,680
   9,320   Memphis Health Educational & Housing Fac., Wesley
             Housing Corp., 6.95%, 1/1/20++                                          NR/NR        9,439,855
   3,510   Shelby Cnty., Ser. B, 4.50%, 11/1/04                                     Aa2/AA+       3,694,345
                                                                                                -----------
                                                                                                 17,211,880
                                                                                                ===========
TEXAS--9.9%
   5,000   Austin Convention Enterprises Inc., Ser. B, 5.75%, 1/1/32                Aa3/A+        5,224,450
   4,000   Austin Water & Wastewater Syst. Rev.,
             Ser. A & B, 5.25%, 5/15/31 (FSA)                                       Aaa/AAA       4,049,280
   2,935   Bell Cnty. Health Fac. Dev. Corp., Buckner Retirement Fac.,
             5.25%, 11/15/19                                                         NR/A-        2,908,879
   2,865   Corpus Christi Refin. & Improvement GO, 5.375%, 3/1/18 (FSA)             Aaa/AAA       3,041,312
   3,680   Duncanville Indpt. School Dist., Ser. B, 5.25%, 2/15/32                  Aaa/AAA       3,722,798
   5,000   Harris Cnty. Health Fac. Dev. Corp., Christus Health,
             Ser. A, 5.375%, 7/1/29 (MBIA)                                          Aaa/AAA       5,066,900
   7,000   Harris Cnty. Health Fac. Dev. Corp., Memorial Hermann
           Healthcare, 6.375%, 6/1/29                                                A3/A-        7,418,670
   1,840   Houston Water Conveyance Syst., CP. Ser. J, 6.25%, 12/15/12 (AMBAC)      Aaa/AAA       2,225,774
   2,000   Mansfield Indpt. School Dist. GO, 5.25%, 2/15/23                         Aaa/AAA       2,040,180
   4,380   Southlake Parks Dev. Corp., Sales Tax Rev., 5.60%, 8/15/31 (AMBAC)       Aaa/AAA       4,549,988

                   10.31.02 | PIMCO Municipal Income Funds Semi-Annual Report 13

PIMCO MUNICIPAL INCOME FUND SCHEDULE OF INVESTMENTS
October 31, 2002 (unaudited)

Principal
   Amount                                                                       Credit Rating
    (000)                                                                       (Moody's/S&P)     Value*
-----------------------------------------------------------------------------------------------------------
MUNICIPAL NOTES & BONDS (CONCLUDED)
-----------------------------------------------------------------------------------------------------------
TEXAS (CONCLUDED)
$  4,530   State Water Financial Assistance 5.30%, 8/1/18, Ser. A                  Aa1/AA      $  4,791,607
   7,450   Water Dev. Board Rev., 5.125%, 7/15/18                                  Aaa/AAA        7,674,469
                                                                                               ------------
                                                                                                 52,714,307
                                                                                               ============
UTAH--1.3%
   7,000   Salt Lake Cnty. Hosp. Rev., IHC Health Services Inc.,
             5.125%, 2/15/33 (AMBAC)                                               Aaa/AAA        7,002,030
                                                                                              -------------
WASHINGTON--2.7%
   3,120   Cowlitz Cnty. School Dist. GO, 5.625%, 12/1/14-12/1/16 (FSA)            Aaa/NR         3,448,760
   5,000   Kent GO, 5.375%, 12/1/20 (MBIA)                                         Aaa/AAA        5,250,550
   5,420   King Cnty. School Dist. GO, Ser. A, 5.25%, 12/1/21 (MBIA)               Aaa/AAA        5,581,408
                                                                                              -------------
                                                                                                 14,280,718
                                                                                              =============
WISCONSIN--4.1%
  14,785   Badger Tobacco Asset Corp., 5.75%-6.00%, 6/1/12-6/1/17                   A1/A         14,816,346
   1,070   Hortonville School Dist. GO, 5.25%, 4/1/18 (AMBAC)                      Aaa/NR         1,116,427
   3,515   State GO, 5.00%, 5/1/22 (FGIC)                                          Aaa/AAA        3,506,318
   2,230   State Health & Educational Fac. Auth. Rev., Kenosha Hosp.
             & Med. Ctr., 5.625%, 5/15/29                                           NR/A          2,230,625
                                                                                              -------------
                                                                                                 21,669,716
                                                                                              =============
Total Municipal Bonds & Notes (cost-$465,475,118)                                               470,967,988
                                                                                              =============
-----------------------------------------------------------------------------------------------------------
SHORT-TERM VARIABLE RATE DEMAND NOTES***--11.0%
-----------------------------------------------------------------------------------------------------------
HAWAII--0.7%
   3,468   Honolulu City & Cnty. Wastewater Syst. Rev., Ser. 400, 7.77%,
             11/7/02 (FGIC)++                                                      Aaa/NR         3,493,368
                                                                                              -------------
ILLINOIS--2.7%
   7,253   Cook Cnty. GO, Ser. 458, 7.84%, 11/7/02++                               Aaa/NR         7,252,210
   6,900   Educational Fac. Auth. Rev., 8.15%, 11/8/02++                           NR/AA          7,033,860
                                                                                              -------------
                                                                                                 14,286,070
                                                                                              =============
MASSACHUSETTS--1.0%
   5,000   State Health & Educational Fac. Auth. Rev., 9.48%, 11/8/02++            NR/NR          5,420,300
                                                                                              -------------
MICHIGAN--0.3%
   1,750   Holt Public Schools GO, 1.85%, 11/7/02                                  NR/AAA         1,750,000
                                                                                              -------------
NEVADA--1.3%
   7,500   Clark Cnty. Passenger Fac. Change Rev., Ser. 343, 7.27%,
             11/7/02 (MBIA)++                                                     Aaa/AAA         6,978,600
                                                                                              -------------
NEW YORK--1.2%
   6,500   City Muni. Water Auth. Rev., 7.92%, 11/8/02++                           NR/AA          6,639,100
                                                                                              -------------
NORTH CAROLINA--0.2%
   1,000   Guilford Cnty. GO, Ser. C, 1.85%, 11/6/02                              Aa1/AAA         1,000,000
                                                                                              -------------

14 PIMCO Municipal Income Funds Semi-Annual Report | 10.31.02

PIMCO MUNICIPAL INCOME FUND SCHEDULE OF INVESTMENTS
October 31, 2002 (unaudited)


Principal
   Amount                                                                       Credit Rating
    (000)                                                                       (Moody's/S&P)     Value*
-----------------------------------------------------------------------------------------------------------
SHORT-TERM VARIABLE RATE DEMAND NOTES*** (CONCLUDED)
-----------------------------------------------------------------------------------------------------------
TEXAS--2.7%
$  4,250   Harris Cnty. Health Fac. Dev. Corp., 8.65% 11/8/02++                     NR/AA      $  4,199,000
   8,988   Harris Cnty. Health Fac. Dev. Corp., Ser. 357, 8.59%,                    Aaa/NR        9,228,006
             11/7/02 (MBIA)++
   1,000   Houston Water & Sewer Syst. Rev., Ser. 495, 8.34%, 11/7/02 (FGIC)++      NR/AAA        1,022,200
                                                                                               ------------
                                                                                                 14,449,206
                                                                                               ============
WASHINGTON--0.9%
   4,500   Seattle GO, Ser. 348, 8.02%, 11/7/02++                                   Aa1/NR        4,648,140
                                                                                               ------------
Total Short-Term Variable Rate Demand Notes (cost-$54,018,103)                                   58,664,784
                                                                                               ============
-----------------------------------------------------------------------------------------------------------
U.S. TREASURY BILLS--0.7%
-----------------------------------------------------------------------------------------------------------
   1,210   1.64%-1.63%, 11/29/02+                                                                 1,208,625
   2,695   1.65%-1.64%, 11/14/02+                                                                 2,693,588
                                                                                               ------------
Total U.S. Treasury Bills (cost-$3,901,933)                                                       3,902,213
                                                                                               ============
TOTAL INVESTMENTS (cost-$523,395,154+)-100.0%                                                  $533,534,985
                                                                                               ============
-----------------------------------------------------------------------------------------------------------

+ The cost basis of securities for federal income tax purposes is $523,395,154. Aggregate gross unrealized appreciation for securities in which there is an excess of value over tax cost is $15,951,249; aggregate gross unrealized depreciation for securities in which there is an excess of tax cost over value is $5,811,418; net unrealized appreciation for federal income tax purposes is $10,139,831.



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS |

                   10.31.02 | PIMCO Municipal Income Funds Semi-Annual Report 15

PIMCO CALIFORNIA MUNICIPAL INCOME FUND SCHEDULE OF INVESTMENTS
October 31, 2002 (unaudited)


Principal
   Amount                                                                          Credit Rating
    (000)                                                                          (Moody's/S&P)        Value*
-----------------------------------------------------------------------------------------------------------------
CALIFORNIA MUNICIPAL BONDS & NOTES--87.5%
-----------------------------------------------------------------------------------------------------------------
 $ 1,000     ABAG Fin. Auth. for Nonprofit Corps., CP, 5.375%, 2/15/19                NR/BBB+        $    972,960
   1,000     ABAG Fin. Auth. for Nonprofit Corps., Ser. A, Rev.,
               5.375%, 11/15/25                                                        NR/A+            1,024,530
   2,745     ABC Unified School Dist., GO, zero coupon, 8/1/26-8/1/27 (FGIC)          Aaa/AAA             743,101
   1,385     Alvord Unified School Dist., GO, Ser. C, 5.375%, 8/1/29 (FSA)             Aaa/NR           1,436,771
   1,650     Apple Valley, CP, 5.375%, 6/1/21                                          NR/A+            1,705,423
   2,000     Baldwin Park Monrovia School Facs., Grant Financing Auth.,
               5.00%, 10/1/36                                                          NR/AAA           2,001,300
     400     Beverly Hills Public Fin. Auth. Lease, Rev., 5.65%, 6/1/15 (MBIA)        Aaa/AAA             414,012
   6,405     Campbell Union High School Dist., GO, 5.50%, 8/1/30 (FSA)                 Aaa/NR           6,768,292
   2,250     Capistrano Unified School Dist., Community Fac. Dist., Special
               Tax, 5.75%, 9/1/29                                                      NR/NR            2,274,592
   8,250     Carson Improvement Board Act 1915, Special Assessment,
               6.35%-6.375%, 9/2/23-9/2/31                                             NR/NR            8,561,825
   5,250     Central JT Powers Health Fin. Auth., CP, 5.75%, 2/1/31                  Baa1/BBB+          5,283,127
   2,750     Contra Costa Cnty., Public Fin. Auth., Tax Allocation Rev.,
               5.125%, 8/1/19                                                          NR/BBB           2,711,802
   2,750     CSUCI Fin. Auth. Rev., Ser. A, 5.00%, 9/1/31 (MBIA)                      Aaa/AAA           2,773,237
   3,635     Cucamonga Cnty. Water Dist., CP, 5.125%, 9/1/35 (FGIC)                   Aaa/AAA           3,702,793
   1,000     Educational Fac. Auth. Rev., 5.75%, 12/1/30                              Baa3/NR           1,021,950
  25,215     El Monte, CP, 4.75%-5.25%, 6/1/30-1/1/34 (AMBAC)                         Aaa/AAA          25,228,536
  10,000     Foothill Eastern Corridor Agcy., Toll Road Rev., zero coupon,
               1/15/33-1/15/34                                                       Baa3/BBB-          1,601,650
   9,170     Fremont Community Fac. Dist., Special Tax.,
               6.00%-6.30%, 9/1/18-9/1/31                                              NR/NR            9,375,222
             Health Fac. Fin. Auth. Rev.,
   4,000       5.00%, 7/1/18-7/1/28 Ser. A                                            Baa2/BBB          3,732,660
   5,315       5.125%, 7/1/18                                                          NR/A-            5,311,811
   3,000       5.25%, 10/1/14 Ser. B                                                    A3/A            3,130,560
   9,025     Irvine Improvement Board Act 1915, Special Assessment,
               5.80%-5.90%, 9/2/18-9/2/23                                              NR/NR            9,178,969
  15,000     LA Quinta Redev. Agcy., Tax Allocation,
               5.00%-5.125%, 9/1/21-9/2/32 (AMBAC)                                    Aaa/AAA          15,206,110
   1,600     Lincoln Public Fin. Auth., Rev., 6.125%, 9/2/27                           NR/NR            1,614,480
   6,250     Los Angeles Cnty. Metropolitan Transportation Auth. Rev., Sales
               Tax Rev., Ser. B 4.75%, 7/1/28                                         Aaa/AAA           6,060,250
     845     Los Angeles Community Redev. Agcy., Ser. B, Tax Allocation,
               5.875%-6.00%, 9/1/26-9/1/31                                             NR/NR              809,066
   3,250     Los Angeles Unified School Dist., GO, Ser. E, 5.125%, 7/1/21             Aaa/AAA           3,348,377
  13,000     Los Angeles Water & Power Rev., Ser. A-A-1, 5.25%, 7/1/21 (FSA)          Aaa/AAA          13,521,560
   1,000     Menifee Union School Dist., Special Tax, 6.40%, 9/1/31                    NR/NR            1,020,600
   2,665     Merced Irrigation Dist. Elec. Syst. Rev., 6.50%, 9/1/22                  Baa3/NR           2,713,103

16 PIMCO Municipal Income Funds Semi-Annual Report | 10.31.02

PIMCO CALIFORNIA MUNICIPAL INCOME FUND SCHEDULE OF INVESTMENTS
October 31, 2002 (unaudited)

Principal
   Amount                                                                             Credit Rating
    (000)                                                                             (Moody's/S&P)     Value*
-----------------------------------------------------------------------------------------------------------------
CALIFORNIA MUNICIPAL BONDS & NOTES (CONTINUED)
-----------------------------------------------------------------------------------------------------------------
 $ 3,500     Metropolitan Water Dist., Waterworks Rev., Ser. A, 5.00%, 7/1/26              Aa2/AA    $  3,518,585
   5,820     Montclair Redev. Agcy., Tax Allocation, 5.30%, 10/1/30 (MBIA)                Aaa/AAA       5,977,722
   5,910     Murrieta Valley Yuma Unfied School Dist., Special Tax,
               6.30%-6.50%, 9/1/18-9/1/31                                                  NR/NR        6,064,461
   1,080     Palm Springs Community Redev. Agcy., Tax Allocation,
               5.50%, 8/1/21                                                               NR/A-        1,110,240
   1,010     Pomona Unified School Dist., GO, Ser. A, 6.10%, 2/1/19 (MBIA)                Aaa/AAA       1,194,689
   1,690     Rancho Etiwanda Public Fac., Special Tax, 6.375%, 9/1/24                      NR/NR        1,749,201
   2,770     Rancho Mirage Redev. Agcy., Tax Allocation, 5.50%-5.625%,
               4/1/24-4/1/33                                                             Baa1/BBB+      2,855,420
   8,305     Riverside Cnty., CP, 5.125%, 11/1/30 (MBIA)                                  Aaa/AAA       8,462,297
   1,000     Riverside Cnty. Pub Financing., Tax Allocation,
               Ser. A, 5.625%, 10/1/33                                                   Baa2/BBB-      1,008,680
   1,850     Riverside Improvement Board Act 1915, Special Assessment,
               6.15%-6.375%, 9/2/19-9/2/26                                                 NR/NR        1,886,278
     575     Roseville, Woodcreek Community Fac. Dist., Spec. Tax, 6.375%, 9/1/27          NR/NR          597,252
   2,000     Sacramento Health Fac. Rev., Ser. A, 5.30%, 1/1/24                            NR/A+        2,023,320
   6,910     Sacramento, Special Tax, 5.70%-6.15%, 9/1/21-9/1/26.                          NR/NR        6,999,392
     545     San Diego Cnty., CP, 5.25%, 10/1/28                                           A2/NR          551,545
   7,500     San Diego Cnty. Water Auth. Rev., CP, Ser. A, 4.75%-5.00%,
               5/1/28-5/1/32                                                              Aaa/AAA       7,307,750
   3,330     San Francisco Bay Area Rapid Transit Dist. Rev., 5.125%, 7/1/36
               (AMBAC)                                                                    Aaa/AAA       3,382,115
   4,250     San Francisco City & Cnty. Airport., Community Int'l Airport
               Rev., 4.50%, 5/1/26 (MBIA)                                                 Aaa/AAA       3,936,052
             San Francisco City & Cnty. Redev. Agcy. Rev., Special Tax,
   1,500       6.125%, 8/1/31, Ser. A                                                      NR/NR        1,534,950
   3,500       6.125%, 8/1/31, Ser. B                                                      NR/NR        3,555,160
   5,065     San Joaquin Cnty., CP, 5.00%, 9/1/20 (MBIA)                                  Aaa/AAA       5,155,056
             San Joaquin Hills Transportation Corridor Agcy. Toll Road,
               Rev., Ser. A,                                                             Baa3/BBB-      3,684,950
   5,000       zero coupon, 1/15/19,                                                     Baa3/BBB-      4,866,700
   5,000       5.50%, 1/15/28,
     240     San Jose Improvement Board Act 1915, Special Assessment,                      NR/NR          247,308
               Ser. 24Q, 5.60%, 9/2/17
   5,000     San Jose Unified School Dist., Santa Clara Cnty., GO,                         Aaa/NR       5,078,800
               Ser. D, 5.125%, 8/1/25 (FSA)
  26,450     San Juan Unified School Dist., GO, (FSA) zero coupon, 8/1/22-8/1/26          Aaa/AAA       8,173,512
     600     Santa Ana Fin. Auth., Ser. C, Rev., 5.60% 9/1/19                              NR/BBB         630,954
   1,815     Santa Clara CP, 5.00%, 2/1/32 (AMBAC)                                        Aaa/AAA       1,822,060
   1,250     Santa Clara Valley Transportation Auth. Sale Tax Rev.,
               Ser. A 5.00%, 6/1/26 (MBIA)                                                Aaa/AAA       1,257,738

                   10.31.02 | PIMCO Municipal Income Funds Semi-Annual Report 17

PIMCO CALIFORNIA MUNICIPAL INCOME FUND SCHEDULE OF INVESTMENTS
October 31, 2002 (unaudited)

Principal
   Amount                                                                                 Credit Rating
    (000)                                                                                 (Moody's/S&P)      Value*
----------------------------------------------------------------------------------------------------------------------
CALIFORNIA MUNICIPAL BONDS & NOTES (CONTINUED)
----------------------------------------------------------------------------------------------------------------------
 $ 1,435     Santa Maria JT Union High School Dist., GO, Ser. A 5.25%, 8/1/25 (FSA)          Aaa/AAA      $  1,503,536
             State, GO,
  11,000       4.75%-5.375%, 10/1/25-12/1/28                                                  A1/A+         11,206,880
   5,000       5.00%, 4/1/27 (AMBAC)                                                         Aaa/AAA         5,029,600
             State, Public Works Board Lease Rev.,
   5,385       5.00%, 10/1/19 Ser. A,                                                          A2/A          5,454,897
   5,000       5.00%, 9/1/21 Ser. B                                                          Aaa/AAA         5,087,100
             Statewide Community Dev. Auth., CP,
  15,000       5.375%, 4/1/30                                                                 NR/BBB        14,012,550
   8,000       6.50%, 7/1/20                                                                 Baa2/BBB        8,538,720
             Statewide Community Dev. Auth., Rev.,
  15,250       5.125%, 10/1/30, Ser. A                                                        NR/A+         15,193,118
   4,000       5.50%, 8/15/34, Ser. B                                                         A2/A+          4,017,640
   9,900       6.625%, 10/1/31-11/1/31                                                        NR/NR         10,037,481
   2,550       6.75%, 6/1/28#                                                                 NR/NR          2,598,373
   2,000     Tamalpais Union High School Dist., GO, 5.00% 8/1/26 (MBIA)                      Aaa/AAA         2,013,660
  10,800     Tobacco Securitization Auth., Rev., Ser. A 5.25%-5.375%, 6/1/31-6/1/41            A1/A          9,700,335
   6,865     Tustin Unified School District Special Tax, 5.50%-5.625%, 9/1/22-9/1/32          NR/NR          6,796,783
   7,000     University Rev., 5.125%, 9/1/31                                                 Aaa/AAA         7,093,870
   3,750     West Kern Cnty. Water Dist., CP, 5.625%, 6/1/31                                 Baa2/NR         3,794,288
                                                                                                          ------------
Total California Municipal Bonds & Notes (cost-$343,427,533)                                               349,959,687
                                                                                                          ============
----------------------------------------------------------------------------------------------------------------------
OTHER MUNICIPAL BONDS & NOTES--2.6%
----------------------------------------------------------------------------------------------------------------------
LOUISIANA -- 0.4%
   1,750     Tobacco Settlement Finance Corp., Ser. 2001-B, 5.875%, 5/15/39                   A1/A           1,588,965
PUERTO RICO -- 2.2%
   3,050     Commonwealth, GO, 5.50%, 7/1/12.                                                NR/AAA          3,521,652
   5,000     Electric Power Auth., Power Rev., 5.25%, 7/1/29 (FSA)                           Aaa/AAA         5,132,550
                                                                                                          ------------
Total Other Municipal Bonds & Notes (cost-$10,132,880)                                                      10,243,167
                                                                                                          ============
----------------------------------------------------------------------------------------------------------------------
CALIFORNIA SHORT-TERM VARIABLE RATE DEMAND NOTES***--9.2%
----------------------------------------------------------------------------------------------------------------------
   1,900     Bay Area Toll Auth., Toll Bridge Rev., Ser. C, 1.80%, 11/7/02 (AMBAC)          VMIG1/A1+        1,900,000
   1,100     East Bay Muni. Util. Dist. Water Syst. Rev., Ser. A, 1.80%, 11/6/02 (FSA)      VMIG1/A1+        1,100,000
  22,500     State, GO, RITES-PA Ser. 898-R, 7.45%, 11/7/02++                                 A1/A+         22,761,900

18 PIMCO Municipal Income Funds Semi-Annual Report | 10.31.02

PIMCO CALIFORNIA MUNICIPAL INCOME FUND SCHEDULE OF INVESTMENTS
October 31, 2002 (unaudited)


Principal
   Amount                                                                                           Credit Rating
    (000)                                                                                           (Moody's/S&P)      Value*
--------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA SHORT-TERM VARIABLE RATE DEMAND NOTES*** (CONCLUDED)
--------------------------------------------------------------------------------------------------------------------------------
$ 10,003     Los Angeles Wastewater Syst. Rev., Ser. 318, 7.87%, 11/7/02 (FGIC)++                       NR/NR       $ 10,089,322
     850     Metropolitan Wtr. Dist Southern CA Waterworks Rev., Ser. A, 1.80%, 11/7/02 (AMBAC)        VMIG1/A1+         850,000
                                                                                                                    ------------
Total California Short-Term Variable Rate Demand Notes (cost-$35,639,336)                                             36,701,222
                                                                                                                    ============
--------------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY BILLS--0.7%
--------------------------------------------------------------------------------------------------------------------------------
   2,850     1.59%-1.62%, 11/14/02-11/29/02+ (cost-$2,847,789)                                          AAA/AAA        2,847,993
                                                                                                                    ------------
TOTAL INVESTMENTS (cost-$392,047,538++)-100.0%                                                                      $399,752,069
                                                                                                                    ============
--------------------------------------------------------------------------------------------------------------------------------

++ The cost basis of securities for federal income tax purposes is $392,047,538. Aggregate gross unrealized appreciation for securities in which there is an excess of value over tax cost is $9,097,506; aggregate gross unrealized depreciation for securities in which there is an excess of tax cost over value is $1,392,975; net unrealized appreciation for federal income tax purposes is $7,704,531.



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS |

                   10.31.02 | PIMCO Municipal Income Funds Semi-Annual Report 19

PIMCO NEW YORK MUNICIPAL INCOME FUND SCHEDULE OF INVESTMENTS
October 31, 2002 (unaudited)

Principal
   Amount                                                                        Credit Rating
    (000)                                                                        (Moody's/S&P)         Value*
----------------------------------------------------------------------------------------------------------------
NEW YORK MUNICIPAL BONDS & NOTES--80.4%
----------------------------------------------------------------------------------------------------------------
 $3,265     Albany Indl. Dev. Agcy. Civic Fac. Rev., Ser. A, 5.30%, 4/1/29           Baa1/NR        $  3,280,215
            Long Island Power Auth. Elec. Syst. Rev.,
  1,000       5.375%, 5/1/33, Ser. L#                                                Baa1/A-           1,012,560
  6,300       5.50%, 12/1/29, Ser. A                                                 Baa1/A-           6,388,515
            Metropolitan Transportation Auth., NY Service Contract, Ser. A,
  6,040       5.00%, 7/1/25 (FGIC)                                                   Aaa/AAA           6,090,253
  8,150       5.00%, 7/1/30 (AMBAC)                                                  Aaa/AAA           8,180,481
  1,375       5.125%, 1/1/29                                                          A3/AA-           1,378,534
  2,500     Monroe Tobacco Asset Securitization Corp. Rev., 6.375%, 6/1/35             A1/A            2,614,775
  5,000     New York City, GO, Ser. J, 5.125%, 5/15/29 (MBIA)                        Aaa/AAA           5,025,650
  2,000     New York City Indl. Dev. Agcy. Rev., 6.00%, 11/1/28                       NR/NR            1,471,180
            New York City Muni. Water Fin. Auth., Water & Sewer Syst., Rev.,
  7,605       4.75%, 6/15/31, Ser. A, (FGIC)                                         Aaa/AAA           7,339,357
  7,000       5.125%, 6/15/21, Ser. A (AMBAC)                                        Aaa/AAA           7,210,980
  5,000       5.125%, 6/15/33, Ser. C                                                 Aa2/AA           5,046,950
  5,000       5.25%, 6/15/25, Ser. D                                                  Aa2/AA           5,132,600
  3,250     New York City Transitional Fin. Auth., Rev., Ser. B, 4.75%, 11/15/23,    Aa2/AA+           3,153,215
  2,000     Port Auth. of New York & New Jersey Rev., 5.00%, 7/15/28                  A1/AA-           1,996,980
  6,550     State Dormitory Auth. Lease Rev., Ser. 1, 4.75%, 1/15/29 (FSA)           Aaa/AAA           6,311,842
  1,535     State Dormitory Auth. Rev., FHA-Mortgage Nursing Home Rev.,
              5.40%-5.50%, 2/1/31-2/1/41 (MBIA)                                      Aaa/AAA           1,587,615
  8,000     State Dormitory Auth. Rev., FHA-NY & Presbyterian Hosp.,
              4.75%, 8/1/27 (AMBAC)                                                  Aaa/AAA           7,761,520
  8,000     State Dormitory Auth. Rev., Lenox Hill Hosp. Oblig. Group,
              5.50%, 7/1/30                                                           A3/NR            8,070,960
  8,500     State Dormitory Auth. Rev., Mental Health Services Fac.,
              Improvement, Ser. D, 4.75%, 2/15/25 (MBIA)                             Aaa/AAA           8,249,165
  7,325     State Dormitory Auth. Rev., Mount Sinai Health, Ser. A
              6.50%-6.625%, 7/1/18-7/1/25                                           Baa3/BBB-          7,987,677
    845     State Dormitory Auth. Rev., New York Univ., Ser. 2 5.50%,
              7/1/20-7/1/21 (AMBAC)                                                  Aaa/AAA             902,406
            State Dormitory Auth. Rev., FSA State Univ., Ser. B
  1,045       4.75%, 5/15/28                                                         Aaa/AAA           1,007,704
  1,270       4.75%, 5/15/28 (Pre-refunded @ 101, 5/15/08)**                         Aaa/AAA           1,397,292
  1,275     State Dormitory Auth. Rev., Winthrop Univ. Hosp. Assoc.,
              Ser. A, 5.25%, 7/1/31 (AMBAC)                                          Aaa/AAA           1,302,030
  5,000     State Thruway Auth. General Rev., Ser. E, 4.75%, 1/1/19                  Aa3/AA-           5,038,950
  3,975     State Urban Dev. Corp. Rev., Ser. B, 4.75%, 1/1/28 (AMBAC)                Aaa/AAA          3,855,512

20 PIMCO Municipal Income Funds Semi-Annual Report | 10.31.02

PIMCO NEW YORK MUNICIPAL INCOME FUND SCHEDULE OF INVESTMENTS
October 31, 2002 (unaudited)

Principal
   Amount                                                                          Credit Rating
    (000)                                                                          (Moody's/S&P)      Value*
----------------------------------------------------------------------------------------------------------------
NEW YORK MUNICIPAL BONDS & NOTES (CONCLUDED)
----------------------------------------------------------------------------------------------------------------
  $3,125     Tobacco Trust II Rev., 5.625%-5.75%, 6/1/35-6/1/43                         A1/A       $   3,041,374
   8,000     Triborough Bridge & Tunnel Auth., Rev., Ser. A, 5.00%, 1/1/27-1/1/32      Aa3/AA-         7,976,640
                                                                                                   -------------
Total New York Municipal Bonds & Notes (cost-$127,274,286)                                           129,812,932
                                                                                                   =============
----------------------------------------------------------------------------------------------------------------
OTHER MUNICIPAL BONDS & NOTES--1.4%
----------------------------------------------------------------------------------------------------------------
LOUISIANA--0.4%
     750     Tobacco Settlement Finance Corp., Ser. 2001-B, 5.875%, 5/15/39             A1/A             680,985
PUERTO RICO--1.0%
   1,500     Commonwealth Hwy. & Transportation Auth. Rev., Ser. D, 5.25%, 7/1/38      Baa1/A          1,513,470
                                                                                                   -------------
Total Other Municipal Bonds & Notes (cost-$2,237,266)                                                  2,194,455
                                                                                                   =============
----------------------------------------------------------------------------------------------------------------
NEW YORK SHORT-TERM VARIABLE RATE DEMAND NOTES***--14.4%
----------------------------------------------------------------------------------------------------------------
             Nassau Cnty. Interim Fin. Auth. Rev.,
   1,000       1.70%, 11/6/02, Ser. A (FSA)                                           VMIG1/A1+        1,000,000
   2,850       1.75%, 11/6/02, Ser. B (FSA)                                           VMIG1/A1+        2,850,000
   2,000     New York City Housing Dev. Corp., Multifamily Rent Housing
               Rev., Ser. A, 1.75%, 1/6/02 (FNMA Collateral Agreement)                  NR/A1+         2,000,000
   1,000     New York City, GO, Ser. B, 2.00%, 11/1/02 (MBIA)                         VMIG1/A1+        1,000,000
   5,173     New York City Transitional Fin. Auth., Rev., Ser. 362
               7.29%, 11/7/02++                                                         Aa2/NR         4,864,840
     700     State Dormitory Auth. Rev., Columbia Univ., Ser. C, 1.75%, 11/7/02        Aaa/A1+           700,000
   1,000     State Dormitory Auth. Rev., Cornell Univ., Ser. B, 1.95%, 11/1/02         Aaa/A1+         1,000,000
             Tobacco Trust II Rev., RITES-PA
   4,000       8.626%,11/7/02, 886-A++                                                   A1/A          3,788,880
   6,500       8.876%, 11/7/02, 886-B++                                                  A1/A          6,041,230
                                                                                                   -------------
Total New York Short-Term Variable Rate Demand Notes (cost-$24,018,839)                               23,244,950
                                                                                                   =============
----------------------------------------------------------------------------------------------------------------
OTHER SHORT-TERM VARIABLE RATE DEMAND NOTES***--3.1%
----------------------------------------------------------------------------------------------------------------
CONNECTICUT--2.2%
             State Health & Educational Facs. Auth. Rev.,
   3,000       2.05%, 11/1/02 Ser. V-1                                                VMIG1/A1+        3,000,000
     500       2.05%, 11/1/02 Ser. V-2                                                VMIG1/A1+          500,000
TEXAS--0.6%
   1,000     Gulf Coast Waste Disp. Auth. Pollution Control Rev.,
               1.84%, 11/1/02                                                         VMIG1/A1+        1,000,000
UTAH--0.3%
     500     State, GO, 1.75%, 11/7/02                                                VMIG1/A1+          500,000
                                                                                                   -------------
Total Other Short-Term Variable Rate Demand Notes (cost-$5,000,000)                                    5,000,000
                                                                                                   =============


                   10.31.02 | PIMCO Municipal Income Funds Semi-Annual Report 21

PIMCO NEW YORK MUNICIPAL INCOME FUND SCHEDULE OF INVESTMENTS
October 31, 2002 (unaudited)

Principal
   Amount                                                                          Credit Rating
    (000)                                                                          (Moody's/S&P)      Value*
---------------------------------------------------------------------------------------------------------------
U.S. TREASURY BILLS--0.7%
---------------------------------------------------------------------------------------------------------------
 $ 1,165     1.59%-1.621%, 11/14/02-11/29/02, (cost - $1,164,104)                     AAA/AAA      $  1,164,188
                                                                                                   ------------
TOTAL INVESTMENTS (cost-$159,694,495+++)-100.0%                                                    $161,416,525
                                                                                                   ============
---------------------------------------------------------------------------------------------------------------

+++ The cost basis of securities for federal income tax purposes is $159,694,495. Aggregate gross unrealized appreciation for securities in which there is an excess of value over tax cost is $3,381,143; aggregate gross unrealized depreciation for securities in which there is an excess of tax cost over value is $1,659,113; net unrealized appreciation for federal income tax purposes is $1,722,030.

--------------------------------------------------------------------------------
NOTES TO SCHEDULE OF INVESTMENTS:

* Long-term debt securities are valued by an independent pricing service authorized by the Board of Trustees.
** Pre-refunded bonds are collateralized by U.S. Government or other eligible securities which are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date.
*** Variable Rate Demand Notes are instruments whose interest rates change on a specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). Maturity date shown is date of next rate change.
+ All or partial principal amount segregated as initial margin on financial futures contracts.
++ Security exempt from registration under Rule 144a of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically to qualified institutional investors. At October 31, 2002, these securities amounted to $65,354,639 or 12.2% of investments, $32,851,222 or 8.2% of investments and $14,694,950 or 9.1% of investments, for Municipal, California Municipal and New York Municipal, respectively.
#     Security deemed illiquid.

--------------------------------------------------------------------------------
GLOSSARY:

AMBAC -- insured by American Municipal Bond Assurance Corp.
CP -- Certificates of Participation
FGIC -- insured by Financial Guaranty Insurance Co.
FHA -- insured by Federal Housing Administration
FNMA -- Federal National Mortgage Association
FSA -- insured by Financial Security Assurance, Inc.
GO -- General Obligation Bonds
MBIA -- insured by Municipal Bond Investors Assurance
NR -- Not Rated



22 PIMCO Municipal Income Funds Semi-Annual Report | 10.31.02

                                  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

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                              PIMCO Municipal Income Funds Semi-Annual Report 23

PIMCO MUNICIPAL INCOME FUNDS STATEMENTS OF ASSETS AND LIABILITIES
October 31, 2002 (unaudited)

                                                                                   California          New York
                                                                   Municipal        Municipal         Municipal
                                                               -------------     ------------      ------------
ASSETS:
Investments, at value (cost-$523,395,154, $392,047,538
  and $159,694,495, respectively)                              $ 533,534,985     $399,752,069      $161,416,525
-----------------------------------------------------------    -------------     ------------      ------------
Cash                                                               2,788,020        1,986,628           423,677
-----------------------------------------------------------    -------------     ------------      ------------
Interest receivable                                               10,888,191        5,703,136         2,991,131
-----------------------------------------------------------    -------------     ------------      ------------
Receivable for investments called                                      9,763        4,017,229                --
-----------------------------------------------------------    -------------     ------------      ------------
Prepaid expenses                                                      37,261           26,560            17,397
-----------------------------------------------------------    -------------     ------------      ------------
  Total Assets                                                   547,258,220      411,485,622       164,848,730
===========================================================    =============     ============      ============

LIABILITIES:
Payable for investments purchased                                  2,023,607        8,682,609                --
-----------------------------------------------------------    -------------     ------------      ------------
Dividends payable to common and preferred shareholders             1,970,523        1,379,948           550,077
-----------------------------------------------------------    -------------     ------------      ------------
Payable for variation margin on futures contracts                    311,500          260,312           103,687
-----------------------------------------------------------    -------------     ------------      ------------
Investment management fees payable                                   209,301          154,658            63,200
-----------------------------------------------------------    -------------     ------------      ------------
Accrued expenses                                                      89,200           66,778            26,016
-----------------------------------------------------------    -------------     ------------      ------------
  Total Liabilities                                                4,604,131       10,544,305           742,980
-----------------------------------------------------------    -------------     ------------      ------------
Preferred shares ($25,000 net asset and liquidation value
  per share applicable to an aggregate of 8,000, 6,000
  and 2,520, shares issued and outstanding, respectively)        200,000,000      150,000,000        63,000,000
-----------------------------------------------------------    -------------     ------------      ------------
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                   $ 342,654,089     $250,941,317      $101,105,750
===========================================================    =============     ============      ============

COMPOSITION OF NET ASSETS APPLICABLE TO COMMON
  SHAREHOLDERS:
Common stock (no par value):
Paid-in capital                                                $ 340,125,566     $251,339,930      $102,998,770
-----------------------------------------------------------    -------------     ------------      ------------
Undistributed net investment income                                4,003,170        1,771,671           603,531
-----------------------------------------------------------    -------------     ------------      ------------
Accumulated net realized loss on investments                     (11,725,728)      (9,967,784)       (4,255,612)
-----------------------------------------------------------    -------------     ------------      ------------
Net unrealized appreciation of investments and futures
  contracts                                                       10,251,081        7,797,500         1,759,061
-----------------------------------------------------------    -------------     ------------      ------------
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                   $ 342,654,089     $250,941,317      $101,105,750
-----------------------------------------------------------    -------------     ------------      ------------
Common Shares Outstanding                                         23,957,803       17,710,787         7,265,318
-----------------------------------------------------------    -------------     ------------      ------------
NET ASSET VALUE PER COMMON SHARE                                      $14.30           $14.17            $13.92
===========================================================    =============     ============      ============



24 PIMCO Municipal Income Funds Semi-Annual Report | 10.31.02

                                  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

PIMCO MUNICIPAL INCOME FUNDS STATEMENTS OF OPERATIONS
For the six months ended October 31, 2002 (unaudited)

                                                                                            California         New York
                                                                          Municipal          Municipal        Municipal
                                                                      -------------      -------------     ------------
INTEREST INCOME:
Interest                                                              $  15,959,562      $  11,037,786     $  4,355,968
------------------------------------------------------------------    -------------      -------------     ------------

EXPENSES:
Investment management fees                                                 1,788,510          1,319,751          539,367
-------------------------------------------------------------------    -------------      -------------     ------------
Auction agent fees and commissions                                           264,824            196,730           82,445
-------------------------------------------------------------------    -------------      -------------     ------------
Custodian and accounting agent fees                                          121,388             58,712           45,925
-------------------------------------------------------------------    -------------      -------------     ------------
Legal fees                                                                    36,800             30,360            6,000
-------------------------------------------------------------------    -------------      -------------     ------------
Audit and tax service fees                                                    32,752             29,672           18,768
-------------------------------------------------------------------    -------------      -------------     ------------
Trustees' fees                                                                22,632             15,912            6,992
-------------------------------------------------------------------    -------------      -------------     ------------
Transfer agent fees                                                           16,192             16,084           10,008
-------------------------------------------------------------------    -------------      -------------     ------------
Reports to shareholders                                                       16,120             15,280            3,128
-------------------------------------------------------------------    -------------      -------------     ------------
Miscellaneous                                                                 40,632             34,250           40,077
-------------------------------------------------------------------    -------------      -------------     ------------
  Total expenses                                                           2,339,850          1,716,751          752,710
-------------------------------------------------------------------    -------------      -------------     ------------
  Less: investment management fees waived                                   (550,311)          (406,077)        (165,959)
-------------------------------------------------------------------    -------------      -------------     ------------
    expense offset                                                           (88,608)           (58,712)         (45,925)
-------------------------------------------------------------------    -------------      -------------     ------------
  Net expenses                                                             1,700,931          1,251,962          540,826
-------------------------------------------------------------------    -------------      -------------     ------------
NET INVESTMENT INCOME                                                  $  14,258,631      $   9,785,824     $  3,815,142
===================================================================    =============      =============     ============

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
------------------------------------------------------------------
Investments                                                                 224,194            230,376          (75,583)
------------------------------------------------------------------    -------------      -------------     ------------
Futures contracts                                                       (12,972,023)       (10,088,237)      (4,214,796)
------------------------------------------------------------------    -------------      -------------     ------------
Net change in unrealized appreciation/depreciation of investments
and future contracts                                                     13,484,800         12,078,557        4,112,707
------------------------------------------------------------------    -------------      -------------     ------------
Net realized and unrealized gain (loss)                                     736,971          2,220,696         (177,672)
------------------------------------------------------------------    -------------      -------------     ------------
NET INCREASE IN NET ASSETS RESULTING FROM INVESTMENT OPERATIONS          14,995,602         12,006,520        3,637,470
==================================================================    =============      =============     ============
DIVIDENDS ON PREFERRED SHARES FROM NET INVESTMENT INCOME                 (1,287,148)          (950,814)        (380,175)
------------------------------------------------------------------    -------------      -------------     ------------
NET INCREASE IN NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
RESULTING FROM INVESTMENT OPERATIONS                                  $  13,708,454      $  11,055,706     $  3,257,295
==================================================================    =============      =============     ============



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS |

                   10.31.02 | PIMCO Municipal Income Funds Semi-Annual Report 25

PIMCO MUNICIPAL INCOME FUNDS            STATEMENTS OF CHANGES IN NET ASSETS
                                          APPLICABLE TO COMMON SHAREHOLDERS

                                                                                     Municipal
                                                                       ------------------------------------
                                                                             Six months      For the period
                                                                                  ended      June 29, 2001*
                                                                       October 31, 2002             through
                                                                            (unaudited)      April 30, 2002
                                                                       ----------------     ---------------
INVESTMENT OPERATIONS:
Net investment income                                                     $  14,258,631       $  21,651,169
--------------------------------------------------------------------      -------------       -------------
Net realized gain (loss) on investments and futures contracts               (12,747,829)          1,524,327
--------------------------------------------------------------------      -------------       -------------
Net change in unrealized appreciation/depreciation of investments
  and futures contracts                                                      13,484,800          (3,233,719)
--------------------------------------------------------------------      -------------       -------------
Net increase in net assets resulting from investment operations              14,995,602          19,941,777
====================================================================      =============       =============

DIVIDENDS AND DISTRIBUTIONS ON PREFERRED SHARES FROM:
Net investment income                                                        (1,287,148)         (2,110,712)
--------------------------------------------------------------------      -------------       -------------
Net realized gains                                                                   --             (63,733)
--------------------------------------------------------------------      -------------       -------------
Total dividends and distributions on preferred shares                        (1,287,148)         (2,174,445)
--------------------------------------------------------------------      -------------       -------------
Net increase in net assets applicable to common shareholders
  resulting from investment operations                                       13,708,454          17,767,332
--------------------------------------------------------------------      -------------       -------------

DIVIDENDS AND DISTRIBUTIONS TO COMMON SHAREHOLDERS FROM:
Net investment income                                                       (11,653,604)        (16,855,166)
--------------------------------------------------------------------      -------------       -------------
Net realized gains                                                                   --            (438,493)
--------------------------------------------------------------------      -------------       -------------
Total dividends and distributions to common shareholders                    (11,653,604)        (17,293,659)
--------------------------------------------------------------------      -------------       -------------

CAPITAL SHARE TRANSACTIONS:
Net proceeds from the sale of common stock                                           --         339,359,250
--------------------------------------------------------------------      -------------       -------------
Preferred shares underwriting discount charged to paid-in capital                    --          (2,000,000)
--------------------------------------------------------------------      -------------       -------------
Common stock and preferred shares offering costs charged to
  paid-in capital                                                                    --          (1,045,700)
--------------------------------------------------------------------      -------------       -------------
Reinvestment of dividends and distributions                                   1,896,289           1,815,722
--------------------------------------------------------------------      -------------       -------------
Net increase in capital share transactions                                    1,896,289         338,129,272
--------------------------------------------------------------------      -------------       -------------
Total increase in net assets applicable to common shareholders                3,951,139         338,602,945
====================================================================      =============       =============

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS:
Beginning of period                                                         338,702,950             100,005
--------------------------------------------------------------------      -------------       -------------
End of period (including undistributed net investment of $4,003,170 and $2,685,291, $1,771,671 and $1,101,271, and $603,531 and
  $428,915, respectively)                                                 $ 342,654,089       $ 338,702,950
--------------------------------------------------------------------      -------------       -------------

COMMON SHARES ISSUED AND REINVESTED:
Issued                                                                               --          23,690,000
--------------------------------------------------------------------      -------------       -------------
Issued in reinvestment of dividends and distributions                           130,889             130,247
--------------------------------------------------------------------      -------------       -------------
NET INCREASE                                                                    130,889          23,820,247
====================================================================      =============       =============


*  Commencement of operations.

26 PIMCO Municipal Income Funds Semi-Annual Report | 10.31.02

                                  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

           California                               New York
            Municipal                              Municipal
-----------------------------------     ----------------------------------
      Six months     For the period           Six months    For the period
           ended     June 29, 2001*                ended    June 29, 2001*
October 31, 2002            through     October 31, 2002           through
     (unaudited)     April 30, 2002          (unaudited)    April 30, 2002
----------------     --------------     ----------------   ---------------

    $  9,785,824      $  14,674,043         $  3,815,142      $  5,907,450
    ------------      -------------         ------------      ------------
      (9,857,861)          (109,923)          (4,290,379)          449,411
    ------------      -------------         ------------      ------------

      12,078,557         (4,281,057)           4,112,707        (2,353,646)
    ------------      -------------         ------------      ------------
      12,006,520         10,283,063            3,637,470         4,003,215
    ============      =============         ============      ============

        (950,814)        (1,586,830)            (380,175)         (635,639)
    ------------      -------------         ------------      ------------
              --                 --                   --           (54,140)
    ------------      -------------         ------------      ------------
        (950,814)        (1,586,830)            (380,175)         (689,779)
    ------------      -------------         ------------      ------------

      11,055,706          8,696,233            3,257,295         3,313,436
    ------------      -------------         ------------      ------------

      (8,164,610)       (11,985,942)          (3,260,351)       (4,842,896)
    ------------      -------------         ------------      ------------
              --                 --                   --          (360,504)
    ------------      -------------         ------------      ------------
      (8,164,610)       (11,985,942)          (3,260,351)       (5,203,400)
    ------------      -------------         ------------      ------------

              --        250,401,000                   --       102,137,250
    ------------      -------------         ------------      ------------
              --         (1,500,000)                  --          (630,000)
    ------------      -------------         ------------      ------------

              --           (888,423)                  --          (419,314)
    ------------      -------------         ------------      ------------
       1,368,337          1,859,011              696,142         1,114,687
    ------------      -------------         ------------      ------------
       1,368,337        249,871,588              696,142       102,202,623
    ------------      -------------         ------------      ------------
       4,259,433        246,581,879              693,086       100,312,659
    ============      =============         ============      ============

     246,681,884            100,005          100,412,664           100,005
    ------------      -------------         ------------      ------------

    $250,941,317      $ 246,681,884         $101,105,750      $100,412,664
    ------------      -------------         ------------      ------------

              --         17,480,000                   --         7,130,000
    ------------      -------------         ------------      ------------
          95,369            128,751               49,499            79,152
    ------------      -------------         ------------      ------------
          95,369         17,608,751               49,499         7,209,152
    ============      =============         ============      ============



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS |

                   10.31.02 PIMCO Municipal | Income Funds Semi-Annual Report 27

PIMCO MUNICIPAL INCOME FUNDS  NOTES TO FINANCIAL STATEMENTS
October 31, 2002 (unaudited)


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

PIMCO Municipal Income Fund ("Municipal"), PIMCO California Municipal Income Fund ("California Municipal") and PIMCO New York Municipal Income Fund ("New York Municipal"), collectively referred to as the "Funds", were organized as Massachusetts business trusts on May 10, 2001. Prior to commencing operations on June 29, 2001, the Funds had no operations other than matters relating to their organization and registration as non-diversified, closed-end management investment companies registered under the Investment Company Act of 1940 and the rules and regulations thereunder, as amended, and the sale and issuance of 6,667 shares of beneficial interest of each Fund at an aggregate purchase price of $100,005 per Fund to PIMCO Advisors Fund Management LLC, formerly PIMCO Funds Advisors LLC, (the "Investment Manager"), an indirect majority-owned subsidiary of Allianz AG.

Municipal, California Municipal and New York Municipal issued 20,600,000, 15,200,000 and 6,200,000 shares of common stock, respectively, in their initial public offerings. An additional 3,090,000, 2,280,000 and 930,000 shares of Municipal, California Municipal and New York Municipal, respectively, were issued in connection with the exercise of the underwriters' over-allotment option on June 26, 2001. These shares were all issued at $15.00 per share before an underwriting discount of $0.675 per share. Offering costs of $710,700, $524,400 and $213,900 (representing $0.03 per share for each Fund), for Municipal, California Municipal and New York Municipal, respectively, were offset against the proceeds of the offerings and have been charged to paid-in capital. The Investment Manager has paid all offering costs (other than the sales load) and organizational expenses exceeding $0.03 per share for each Fund.

In addition, the underwriters commission and offering costs associated with the Funds' issuance of Preferred Shares in the amounts of $2,000,000 and $335,000, $1,500,000 and $364,023 and $630,000 and $205,414, for Municipal, California
Municipal and New York Municipal, respectively, have been charged to paid-in capital.

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds:

(A) VALUATION OF INVESTMENTS

Debt securities are valued daily by an independent pricing service approved by the Boards of Trustees. Any security or other asset for which market quotations are not readily available is valued at fair value as determined in good faith under procedures established by the Boards of Trustees. Municipal invests substantially all of its assets in a portfolio of municipal bonds, the interest from which is exempt from federal income taxes. California Municipal invests substantially all of its assets in municipal bonds which pay interest that is exempt from federal and California State income taxes. New York Municipal invests substantially all of its assets in municipal bonds which pay interest that is exempt from federal, New York State and New York City income taxes. The Funds seek to avoid bonds generating interest income which could potentially subject individuals to alternative minimum tax. The issuers' abilities to meet their obligations may be affected by economic and political developments in a specific state or region.

(B) FEDERAL INCOME TAXES

The Funds intend to distribute all of their taxable income and to comply with the other requirements of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required. In addition, by distributing substantially all of their taxable ordinary income and long-term capital gains, if any, during each calendar year, the Funds intend not to be subject to U.S. federal excise tax.

(C) INVESTMENT TRANSACTIONS AND INVESTMENT INCOME

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Interest income is recorded on an accrual basis. Original issue discounts or premiums on debt securities purchased are accreted or amortized daily to non-taxable interest income. Market discounts, if any, are accreted daily to taxable income.

(D) DIVIDENDS AND DISTRIBUTIONS -- COMMON STOCK

The Funds declare dividends from net investment income monthly to common shareholders. Distributions of net realized capital gains, if any, are paid at least annually. Each Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from


28 PIMCO Municipal Income Funds Semi-Annual Report | 10.31.02

PIMCO MUNICIPAL INCOME FUNDS  NOTES TO FINANCIAL STATEMENTS
October 31, 2002 (unaudited)


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONCLUDED)

generally accepted accounting principles. These "book-tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment; temporary differences do not require reclassification. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as dividends and/or distributions of paid-in capital.

(E) EXPENSE OFFSET

The Funds benefit from an expense offset arrangement with their custodian bank whereby uninvested cash balances earn credits which reduce monthly custodian and accounting agent expenses. Had these cash balances been invested in income producing securities, they would have generated income for the Funds.

(F) FUTURES CONTRACTS

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into such a contract, the Funds are required to pledge to the broker an amount of cash or securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contracts, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contracts. Such receipts or payments are known as "variation margin" and are recorded by the Funds as unrealized appreciation or depreciation. When the contracts are closed, the Funds record a realized gain or loss equal to the difference between the value of the contracts at the time they were opened and the value at the time they were closed. Any unrealized appreciation or depreciation recorded is simultaneously reversed. The Funds invest in futures contracts. The use of futures transactions involves the risk of an imperfect correlation in the movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts.

Futures contracts outstanding at October 31, 2002 were as follows:

                                                                  # of        Expiration       Unrealized
Fund                                    Type                     Contracts        Date        Appreciation
------------------------------------------------------------------------------------------------------------
Municipal                Short: U.S. Treasury 30 Year Bond         712          12/31/02        $111,250
California Municipal     Short: U.S. Treasury 30 Year Bond         595          12/31/02          92,969
New York Municipal       Short: U.S. Treasury 30 Year Bond         237          12/31/02          37,031

2. INVESTMENT MANAGER AND SUB-ADVISER

Each Fund has entered into an Investment Management Agreement (the "Agreements") with the Investment Manager to serve as Investment Manager to each Fund. Subject to the supervision of each Fund's Board of Trustees, the Investment Manager is responsible for managing, either directly or through others selected by it, the investment activities of the Fund and the Fund's business affairs and other administrative matters. Pursuant to the Agreements, the Investment Manager will receive an annual fee, payable monthly, at the annual rate of 0.65% of each Fund's average daily net assets (including net assets attributable to any preferred shares that may be outstanding). In order to reduce Fund expenses, the Investment Manager has contractually agreed to reimburse each Fund for fees and expenses at the annual rate of 0.20% of the Fund's average daily net assets (including net assets attributable to any preferred shares that may be outstanding) from the commencement of operations through June 30, 2006, and for a declining amount thereafter through June 30, 2009.

The Investment Manager has retained its affiliate, Pacific Investment Management Company LLC (the "Sub-Adviser"), to manage each Fund's investments. Subject to the supervision of the Investment Manager, the Sub-Adviser makes all investment decisions with respect to each Fund's assets. The Investment Manager (not the Funds) pays a portion of the fees it receives to the Sub-Adviser in return for its services, at the maximum annual rate of 0.37% of each Fund's average daily net assets (including net assets attributable to any preferred shares that may be outstanding). The Sub-Adviser has contractually agreed to waive a portion of the fees it is entitled to receive from the Investment Manager, such that the Sub-Adviser will receive 0.25% of each Fund's average daily net assets (including net assets attributable to any preferred shares that may be outstanding) from the commencement of the Funds' operations through June 30, 2006, and will receive an increasing amount (not to exceed 0.37% of each Fund's average daily net assets, including net assets attributable to any preferred shares that may be outstanding) thereafter through June 30, 2009. The Investment Manager informed the Funds that it paid the Sub-Adviser $687,889, $507,597 and $207,449 in connection with sub-advisory services for Municipal, California Municipal and New York Municipal, respectively, for the six months ended October 31, 2002.


                   10.31.02 | PIMCO Municipal Income Funds Semi-Annual Report 29

PIMCO MUNICIPAL INCOME FUNDS  NOTES TO FINANCIAL STATEMENTS
October 31, 2002 (unaudited)

3. INVESTMENTS IN SECURITIES

For the six months ended October 31, 2002, purchases and sales of investments, other than short-term securities, were as follows:

                                  California        New York
                 Municipal         Municipal        Municipal
--------------------------------------------------------------
Purchases      $176,892,347      $122,194,568     $114,841,619
Sales           185,332,770       126,879,350      117,586,429

4. CAPITAL

The Funds have an unlimited amount of no par value common stock authorized.

5. AUCTION PREFERRED SHARES

Municipal has issued 1,600 shares of Preferred Shares Series A, 1,600 shares of Preferred Shares Series B, 1,600 shares of Preferred Shares Series C, 1,600 shares of Preferred Shares Series D and 1,600 shares of Preferred Shares Series E each with a net asset and liquidation value of $25,000 per share plus accrued dividends.

California Municipal has issued 2,000 shares of Preferred Shares Series A, 2,000 shares of Preferred Shares Series B and 2,000 shares of Preferred Shares Series C each with a net asset and liquidation value of $25,000 per share plus accrued dividends.

New York Municipal has issued 2,520 shares of Preferred Shares Series A with a net asset and liquidation value of $25,000 per share plus accrued dividends.

Dividends are accumulated daily at an annual rate set through auction procedures. Distributions of net realized capital gains, if any, are paid annually.

For the six months ended October 31, 2002, the annualized dividend rates ranged from:

                       High        Low    At 10/31/02
------------------------------------------------------
Municipal:
----------
  Series A             1.55%      0.75%      1.50%
  Series B             1.60%      1.00%      1.60%
  Series C             1.52%      1.00%      1.15%
  Series D             1.50%      1.00%      1.00%
  Series E             1.55%      1.00%      1.50%
California Municipal:
---------------------
  Series A             1.60%      0.88%      1.50%
  Series B             1.50%      0.90%      1.50%
  Series C             1.50%      0.88%      1.45%
New York Municipal:
-------------------
  Series A             1.55%      0.85%      1.50%

The Funds are subject to certain limitations and restrictions while Preferred Shares are outstanding. Failure to comply with these limitations and restrictions could preclude the Funds from declaring any dividends or distributions to common shareholders or repurchasing common shares and/or could trigger the mandatory redemption of Preferred Shares at their liquidation value.

Preferred Shares, which are entitled to one vote per share, generally vote with the common stock but vote separately as a class to elect two Trustees and on any matters affecting the rights of the Preferred Shares.


30 PIMCO Municipal Income Funds Semi-Annual Report | 10.31.02

PIMCO MUNICIPAL INCOME FUNDS NOTES TO FINANCIAL STATEMENTS
October 31, 2002 (unaudited)

6. SUBSEQUENT DIVIDEND DECLARATIONS -- COMMON SHAREHOLDERS

On November 1, 2002, the following dividends were declared to common shareholders payable December 2, 2002 to shareholders of record on November 15, 2002:

Municipal                $0.08125 per common share
California Municipal     $0.077 per common share
New York Municipal       $0.075 per common share

On December 2, 2002, the following dividends were declared to common shareholders payable December 31, 2002 to shareholders of record on December 13, 2002:

Municipal                $0.08125 per common share
California Municipal     $0.077 per common share
New York Municipal       $0.075 per common share

On December 17, 2002, Municipal declared a short-term capital gain distribution to common shareholders of $0.03783 per common share payable January 10, 2003 to shareholders of record on December 27, 2002.

7. CHANGE IN INVESTMENT POLICY

On December 17, 2002, the Board of Trustees approved a change in the investment policy of each Fund to invest, under normal market conditions, at least 90% of each of its "total" assets in municipal bonds to at least 90% of each of its "net" assets (and not "total" assets.)


                   10.31.02 | PIMCO Municipal Income Funds Semi-Annual Report 31

PIMCO MUNICIPAL INCOME FUNDS FINANCIAL HIGHLIGHTS

For a share of common stock outstanding throughout each period:

                                                                                   Municipal
                                                                      ------------------------------------
                                                                            Six months      For the period
                                                                                 ended      June 29, 2001*
                                                                      October 31, 2002             through
                                                                           (unaudited)      April 30, 2002
                                                                      ----------------      --------------
Net asset value, beginning of period                                        $14.22              $14.33**
-------------------------------------------------------------------   ----------------      --------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                                         0.59                0.91
-------------------------------------------------------------------   ----------------      --------------
Net realized and unrealized gain (loss) on investments                        0.03               (0.07)
-------------------------------------------------------------------   ----------------      --------------
Total from investment operations                                              0.62                0.84
-------------------------------------------------------------------   ----------------      --------------
DIVIDENDS AND DISTRIBUTIONS ON PREFERRED SHARES FROM:
Net investment income                                                        (0.05)              (0.09)
-------------------------------------------------------------------   ----------------      --------------
Net realized gains                                                                               (0.00)+
-------------------------------------------------------------------   ----------------      --------------
Total dividends and distributions on preferred shares                           --               (0.09)
-------------------------------------------------------------------   ----------------      --------------
Net increase in net assets applicable to common shares resulting
from investment operations                                                    0.57                0.75
-------------------------------------------------------------------   ----------------      --------------
DIVIDENDS AND DISTRIBUTIONS TO COMMON SHAREHOLDERS FROM:
Net investment income                                                        (0.49)              (0.71)
-------------------------------------------------------------------   ----------------      --------------
Net realized gains                                                              --               (0.02)
-------------------------------------------------------------------   ----------------      --------------
Total dividends and distributions to common shareholders                        --               (0.73)
-------------------------------------------------------------------   ----------------      --------------
CAPITAL SHARE TRANSACTIONS:
Common stock offering costs charged to paid-in capital                          --               (0.03)
-------------------------------------------------------------------   ----------------      --------------
Preferred shares offering costs/underwriting discounts charged to
paid-in capital                                                                 --               (0.10)
-------------------------------------------------------------------   ----------------      --------------
Total capital share transactions                                                --               (0.13)
-------------------------------------------------------------------   ----------------      --------------
Net asset value, end of period                                              $14.30              $14.22
-------------------------------------------------------------------   ----------------      --------------
Market price, end of period                                                 $14.62              $14.70
-------------------------------------------------------------------   ----------------      --------------
TOTAL INVESTMENT RETURN (1)                                                    2.9%                3.1%
-------------------------------------------------------------------   ----------------      --------------
RATIOS/SUPPLEMENTAL DATA:
Net assets applicable to common shareholders, end of period (000)          342,654            $338,703
-------------------------------------------------------------------   ----------------      --------------
Ratio of expenses to average net assets (2)(3)(4)                             1.03%(5)            0.91%(5)
-------------------------------------------------------------------   ----------------      --------------
Ratio of net investment income to average net assets (2)(4)                   8.18%(5)            7.64%(5)
-------------------------------------------------------------------   ----------------      --------------
Preferred shares asset coverage per share                                  $67,827             $67,332
-------------------------------------------------------------------   ----------------      --------------
Portfolio turnover                                                              33%                 38%
-------------------------------------------------------------------   ----------------      --------------

*     Commencement of operations.
** Initial public offering price of $15.00 per share less underwriting discount of $0.67 per share.
+     Less than $0.005 per share.
(1) Total investment return is calculated assuming a purchase of common stock at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Funds' dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges. Total investment return for a period of less than one year is not annualized.
(2) Calculated on the basis of income and expenses applicable to both common and preferred shares relative to the average net assets of common shareholders.
(3) Inclusive of expenses offset by earning credits from custodian bank. (See note 1e in Notes to Financial Statements).
(4)   Annualized.

32 PIMCO Municipal Income Funds Semi-Annual Report | 10.31.02

            California                                 New York
             Municipal                                 Municipal
----------------------------------     --------------------------------------
      Six months    For the period           Six months        For the period
           ended    June 29, 2001*                ended        June 29, 2001*
October 31, 2002           through     October 31, 2002               through
     (unaudited)    April 30, 2002          (unaudited)        April 30, 2002
----------------    --------------     ----------------        --------------
      $14.00             $14.33**             $13.92                $14.33**
----------------    --------------     ----------------        --------------
        0.55               0.83                 0.52                  0.82
----------------    --------------     ----------------        --------------
        0.13              (0.25)               (0.02)                (0.26)
----------------    --------------     ----------------        --------------
        0.68               0.58                  0.50                 0.56
----------------    --------------     ----------------        --------------
       (0.05)             (0.09)               (0.05)                (0.09)
----------------    --------------     ----------------        --------------
          --                 --                   --                 (0.01)
----------------    --------------     ----------------        --------------
       (0.05)             (0.09)               (0.05)                (0.10)
----------------    --------------     ----------------        --------------
        0.63               0.49                  0.45                 0.46
----------------    --------------     ----------------        --------------
       (0.46)             (0.68)               (0.45)                (0.67)
----------------    --------------     ----------------        --------------
          --                 --                   --                 (0.05)
----------------    --------------     ----------------        --------------
       (0.46)             (0.68)               (0.45)                (0.72)
----------------    --------------     ----------------        --------------
          --              (0.03)                  --                 (0.03)
----------------    --------------     ----------------        --------------
          --              (0.11)                  --                 (0.12)
----------------    --------------     ----------------        --------------
          --              (0.14)                  --                 (0.15)
----------------    --------------     ----------------        --------------
      $14.17             $14.00               $13.92                $13.92
----------------    --------------     ----------------        --------------
      $14.73             $14.71               $14.30                $14.20
----------------    --------------     ----------------        --------------
         3.4%               2.8%                 4.0%                 (0.3)%
----------------    --------------     ----------------        --------------
    $250,941           $246,682             $101,106              $100,413
----------------    --------------     ----------------        --------------
        1.03%(6)           0.94%(6)             1.14%(7)              1.04%(7)
----------------    --------------     ----------------        --------------
        7.68%(6)           7.03%(6)             7.45%(7)              7.07%(7)
----------------    --------------     ----------------        --------------
     $66,819            $66,109              $65,118               $64,834
----------------    --------------     ----------------        --------------
          31%                45%                  72%                   51%
----------------    --------------     ----------------        --------------

(5) During the periods indicated above the Investment Manager waived a portion of its investment management fee. If such waiver had not been in effect, the ratio of expenses to average net assets and the ratio of net investment income to average net assets would have been 1.34% (annualized) and 7.87% (annualized), respectively for the six months ended October 31, 2002 and 1.21% (annualized) and 7.34% (annualized), respectively, for the period June 29, 2001 (commencement of operations) through April 30, 2002.
(6) During the periods indicated above the Investment Manager waived a portion of its investment management fee. If such waiver had not been in effect, the ratio of expenses to average net assets and the ratio of net investment income to average net assets would have been 1.35% (annualized) and 7.36% (annualized), respectively for the six months ended October 31, 2002 and 1.24% (annualized) and 6.73% (annualized), respectively, for the period June 29, 2001 (commencement of operations) through April 30, 2002.
(7) During the periods indicated above the Investment Manager waived a portion of its investment management fee. If such waiver had not been in effect, the ratio of expenses to average net assets and the ratio of net investment income to average net assets would have been 1.47% (annualized) and 7.12% (annualized), respectively for the six months ended October 31, 2002, 1.34% (annualized) and 6.77% (annualized), respectively, for the period June 29, 2001 (commencement of operations) through April 30, 2002.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

                   10.31.02 | PIMCO Municipal Income Funds Semi-Annual Report 33

PIMCO MUNICIPAL INCOME FUNDS ANNUAL SHAREHOLDER MEETING


The Funds held its annual meeting of shareholders on September 17, 2002. Common/Preferred shareholders voted to elect Robert E. Connor and Hans W. Kertess as Class I Trustees to serve until 2003, Paul Belica and John J. Dalessandro II as Class II Trustees to serve until 2004 and R. Peter Sullivan III and Stephen J. Treadway as Class III Trustees to serve until 2005.

The resulting vote count is indicated below:

                                                                      Withhold
                                        Affirmative      Against     Authority
------------------------------------------------------------------------------
Municipal
---------
Election of Robert E. Connor             21,748,167      246,988     1,899,482
Election of Paul Belica                  21,745,129      250,026     1,899,482
Election of R. Peter Sullivan III        21,759,065      236,090     1,899,482
Election of Stephen J. Treadway          21,760,614      234,541     1,899,482
Election of Hans W. Kertess*                  7,783            7           210
Election of John J. Dalessandro II*           7,783            7           210

California Municipal
--------------------
Election of Robert E. Connor             15,815,540      105,689     1,744,019
Election of Paul Belica                  15,822,666       98,563     1,744,019
Election of R. Peter Sullivan III        15,829,366       91,863     1,744,019
Election of Stephen J. Treadway          15,838,823       82,406     1,744,019
Election of Hans W. Kertess*                  5,799           19           182
Election of John J. Dalessandro II*           5,799           19           182

New York Municipal
------------------
Election of Robert E. Connor              6,378,543       75,153       787,605
Election of Paul Belica                   6,362,120       91,576       787,605
Election of R. Peter Sullivan III         6,382,908       70,788       787,605
Election of Stephen J. Treadway           6,364,843       88,853       787,605
Election of Hans W. Kertess*                  2,498           21             1
Election of John J. Dalessandro II*           2,498           21             1

----------------

* Preferred Stock Trustee

34 PIMCO Municipal Income Funds Semi-Annual Report | 10.31.02

                                  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

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                              PIMCO Municipal Income Funds Semi-Annual Report 35

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36 PIMCO Municipal Income Funds Semi-Annual Report |

TRUSTEES AND PRINCIPAL OFFICERS
Stephen J. Treadway
  Trustee, Chairman, Chairman of the Board
Paul Belica
  Trustee
Robert E. Connor
  Trustee
John J. Dalessandro II
  Trustee
Hans W. Kertess
  Trustee
R. Peter Sullivan
  Trustee
Brian S. Shlissel
  President & Chief Executive Officer
Mark V. McCray
  Vice President
Newton B. Schott, Jr.
  Executive Vice President & Secretary
Lawrence G. Altadonna
  Treasurer, Principal Financial & Accounting Officer


INVESTMENT MANAGER
PIMCO Advisors Fund Management LLC
1345 Avenue of the Americas
New York, NY 10105


SUB-ADVISER
Pacific Investment Management Company LLC
840 Newport Center Drive
Newport Beach, CA 92660


TRANSFER AGENT, DIVIDEND PAYING AGENT AND REGISTRAR
PFPC Inc.
400 Bellevue Parkway
Wilmington, DE 19809


INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036


LEGAL COUNSEL
Ropes & Gray
One International Place
Boston, MA. 02210-2624




This report, including the financial information herein, is transmitted to the shareholders of PIMCO Municipal Income Fund, PIMCO California Municipal Income Fund and PIMCO New York Municipal Income Fund for their information. It is not a prospectus, circular or representation intended for use in the purchase of shares of the Funds or any securities mentioned in this report.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Funds may purchase shares of its common stock in the open market.

Daily information on the Funds is available at www.pimcoadvisors.com or by calling 1-800-331-1710

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